As filed with the Securities and Exchange Commission on December 24, 1997

                                                        Registration No. 2-85229

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                  -------------

                                    FORM N-14

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933

          Pre-Effective Amendment No. /__/ Post-Effective Amendment No. /__/

                        (Check appropriate box or boxes)

                         Neuberger & Berman Income Funds
               (Exact name of registrant as specified in charter)
                                605 Third Avenue
                          NEW YORK, NEW YORK 10158-0180
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 476-8800

                         Theodore P. Giuliano, President
                         Neuberger & Berman Income Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                            Arthur C. Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1800
             (Names and Addresses of Agents for Service of Process)

It is proposed that this filing will become effective on January 23, 1998 pursuant to Rule 488 under the Securities Exchange Act of 1933, as amended.

        For the new shares of Neuberger & Berman Limited Maturity Bond Fund, the approximate date of the proposed public offering is February 27, 1998. The public offering of shares of Registrant's series is on-going. The title of securities being registered is shares of beneficial interest.

        Neuberger & Berman Income Funds is a "master/feeder fund." This Registration Statement includes signature pages for the master fund, Income Managers Trust, and appropriate officers and trustees thereof.

                               NEUBERGER & BERMAN INCOME FUNDS

                       CONTENTS OF REGISTRATION STATEMENT ON FORM N-14


        This Registration Statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement on Form N-14

Cross Reference Sheet

Neuberger & Berman Limited Maturity Bond Fund

        Part A - Prospectus and Information Statement

        Part B - Statement of Additional Information

        Part C - Other Information

Signature Pages

Exhibits

                                     CROSS REFERENCE SHEET
                 (as required by Rule 481(a) under the Securities Act of 1933)

N-14 ITEM NO.                                          PROSPECTUS AND INFORMATION
AND CAPTION                                            STATEMENT CAPTION
-----------                                            --------------------------

PART A

Item 1.     Beginning of Registration Statement and Outside
            Front Cover Page of Prospectus..................      Cover Page

Item 2.     Beginning and Outside Back Cover Page of              Table of Contents
            Prospectus......................................

Item 3.     Fee Table, Synopsis Information and Risk Factors      Synopsis; Comparison of Principal Risk
                                                                  Factors

Item 4.     Information about the Transaction...............      Synopsis; The Reorganization

Item 5.     Information about the Registrant................      Synopsis; Comparison of Principal Risk
                                                                  Factors; Additional Information about
                                                                  Limited     Maturity     Bond     Fund;
                                                                  Miscellaneous;  See also the Prospectus
                                                                  for  Neuberger & Berman  Income  Funds,
                                                                  dated February 3, 1997, as supplemented
                                                                  on April 7, 1997 and October 22,  1997,
                                                                  previously  filed  on  EDGAR  Accession
                                                                  Number    0000898432-97-000039,
                                                                  0000898432-97-000232 and
                                                                  0000898432-97-0000449, respectively

Item 6.     Information about the Company Being Acquired....      Synopsis; Comparison of Principal Risk
                                                                  Factors; Additional Information about
                                                                  Ultra Short Bond Fund; Miscellaneous

Item 7.     Voting Information..............................      Cover Page; Information Regarding Five
                                                                  Percent Share Ownership and Interests of
                                                                  Affiliated Persons

Item 8.     Interest of Certain Persons and Experts.........      Information Regarding Five Percent Share
                                                                  Ownership and Interests of Affiliated
                                                                  Persons

Item 9.     Additional Information Required for Reoffering
            by Persons Deemed to be Underwriters............      Not Applicable





PART B                                                            STATEMENT OF ADDITIONAL
                                                                  INFORMATION CAPTION
                                                                  -------------------

Item 10.    Cover Page......................................      Cover Page

Item 11.    Table of Contents...............................      Cover Page

Item 12.    Additional Information about the Registrant.....      Statement of Additional Information of
                                                                  Neuberger & Berman Income Funds dated
                                                                  February 3, 1997,  as  supplemented  on
                                                                  June  26,  1997,  previously  filed  on
                                                                  EDGAR,         Accession         Number
                                                                  0000898432-97-000039 and
                                                                  0000898432-97-0000328, respectively

Item 13.    Additional Information about the Company Being
            Acquired........................................      Not applicable

Item 14.    Financial Statements............................      Annual Report to Shareholders of
                                                                  Neuberger & Berman Income Funds for the
                                                                  fiscal  year ended  October  31,  1997,
                                                                  previously  filed on  EDGAR,  Accession
                                                                  Number 0000898432-97-000531



PART C

    Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                         NEUBERGER & BERMAN INCOME FUNDS
                  NEUBERGER & BERMAN LIMITED MATURITY BOND FUND

                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                                  800-877-9700

                      PROSPECTUS AND INFORMATION STATEMENT


        This Prospectus and Information Statement is being furnished to shareholders of Neuberger & Berman Ultra Short Bond Fund ("Ultra Short Bond Fund") in connection with a Plan of Reorganization and Termination ("Plan"). Pursuant to the Plan, shareholders of Ultra Short Bond Fund will receive, in exchange for shares of that Fund, shares of Neuberger & Berman Limited Maturity Bond Fund ("Limited Maturity Bond Fund") equal in total value to their holdings in Ultra Short Bond Fund as of the closing date of the Reorganization, which is expected to be February 27, 1998; when the Reorganization is complete, Ultra Short Bond Fund will be dissolved.

        The Board of Trustees of Neuberger & Berman Income Funds ("Trust") has determined to dissolve Ultra Short Bond Fund because it has not achieved a sufficient size to be viable. Shareholders of Ultra Short Bond Fund are not being asked to vote on the Plan or approve the Reorganization.

        Ultra Short Bond Fund and Limited Maturity Bond Fund (each a "Fund") are series of the Trust, a Delaware business trust registered as an open-end, diversified management investment company consisting of six separate series, which are feeder funds in a master/feeder fund structure. Each Fund invests all of its net investable assets in a corresponding portfolio ("Portfolio") of Income Managers Trust, a New York common law trust registered as an open-end management investment company. Neuberger & Berman Management Incorporated ("N&B Management") serves as the investment manager and Neuberger & Berman, LLC ("Neuberger & Berman") serves as sub-adviser to each Portfolio.


        Each Portfolio invests in securities in accordance with an investment objective, policies, and limitations identical to those of its corresponding Fund. The investment objective of Limited Maturity Bond Fund and Portfolio is to provide the highest current income consistent with low risk to principal and liquidity; and secondarily, total return. Ultra Short Bond Fund and Portfolio seek to provide current income consistent with minimal risk to principal and liquidity.


        This Prospectus and Information Statement sets forth concisely information about Limited Maturity Bond Fund that investors should know before the closing date. Additional information is contained in a Statement of

Additional Information ("SAI") dated January 23, 1998, relating to the Plan and including financial statements, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference (legally forms a part of this prospectus). The SAI is available without charge upon request by calling N&B Management at 800-877-9700. The Trust's current prospectus ("Trust Prospectus") accompanies this Prospectus and Information
Statement, has been filed with the SEC and is incorporated herein by this reference. The Trust's current Statement of Additional Information ("Trust SAI") and the Neuberger & Berman Income Funds Annual Report to Shareholders, dated October 31, 1997 ("Annual Report"), also have been filed with the SEC. You can obtain a free copy of the Trust SAI or Annual Report by calling N&B Management at the phone number shown above.



        Investors are advised to read and retain this Prospectus and Information Statement for future reference.


     WE ARE NOT ASKING YOU FOR A PROXY OR WRITTEN CONSENT AND YOU ARE REQUESTED NOT TO SEND TO US A PROXY OR WRITTEN CONSENT.

        THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

               The date of this Prospectus and Information Statement is January 23, 1998.




SYNOPSIS.....................................................................................1
   The Reorganization........................................................................1
   Investment Objectives and Policies........................................................2
   Certain Differences Between Ultra Short Bond Fund and Limited Maturity Bond Fund..........3
   Fees and Expenses.........................................................................4
   Purchases.................................................................................5
   Redemptions...............................................................................6
   Exchange Privileges.......................................................................7
   Dividends and Other Distributions.........................................................7
   Federal Income Tax Consequences...........................................................8
COMPARISON OF PRINCIPAL RISK FACTORS.........................................................8
THE REORGANIZATION..........................................................................11
   Reorganization Plan......................................................................11
   Reasons for the Reorganization...........................................................13
   Description of the Securities to be Issued...............................................14
   Federal Income Tax Considerations........................................................15
   Capitalization...........................................................................16
ADDITIONAL INFORMATION ABOUT LIMITED MATURITY BOND FUND AND PORTFOLIO.......................17
   Financial Highlights.....................................................................17
   Investment Objective and Policies........................................................17
   Board of Trustees........................................................................17
   Investment Manager, Subadviser, Portfolio Manager and Transfer Agent.....................17
   Calculation of Performance Data..........................................................18
   Management's Discussion of Fund Performance..............................................18
   Limited Maturity Bond Fund Shares........................................................18
   Net Asset Value..........................................................................18
   Taxes, Dividends and Other Distributions.................................................18
ADDITIONAL INFORMATION ABOUT ULTRA SHORT BOND FUND AND PORTFOLIO............................19
   Financial Highlights.....................................................................19
   Investment Objective and Policies........................................................19
   Board of Trustees........................................................................19
   Investment Manager, Subadviser, Portfolio Manager and Transfer Agent.....................19
   Calculation of Performance Data..........................................................20
   Management's Discussion of Fund Performance..............................................20
   Ultra Short Bond Fund Shares.............................................................20
   Net Asset Value..........................................................................20
   Taxes, Dividends and Other Distributions.................................................20
INFORMATION REGARDING FIVE PERCENT SHARE OWNERSHIP AND INTERESTS OF AFFILIATED PERSONS......20
   Five Percent Holders.....................................................................20
   Shares Held by Officers and Directors....................................................21
   Interests of Affiliated Persons and Necessary No-Action Relief...........................21
MISCELLANEOUS...............................................................................22
   Available Information....................................................................22
   Legal Matters............................................................................22
   Experts..................................................................................22
APPENDIX A:  Plan of Reorganization and Termination........................................A-1
APPENDIX B:  Financial Highlights..........................................................B-1
APPENDIX C:  Management's Discussion of Fund Performance...................................C-1



                                                   -i-

                         NEUBERGER & BERMAN INCOME FUNDS
                  NEUBERGER & BERMAN LIMITED MATURITY BOND FUND

                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                      PROSPECTUS AND INFORMATION STATEMENT
                             DATED JANUARY 23, 1998


                                    SYNOPSIS

        The following synopsis is a summary of certain information contained elsewhere in this Prospectus and Information Statement and the Plan of Reorganization and Termination ("Plan") and is qualified by reference to the more complete information contained herein as well as the current prospectus of Neuberger & Berman Income Funds ("Trust Prospectus"), which accompanies this Prospectus and Information Statement. Shareholders should read this entire Prospectus and Information Statement carefully.

        The Plan is attached to this Prospectus and Information Statement as Appendix A. The transactions contemplated by the Plan (collectively, the "Reorganization") are described herein.

THE REORGANIZATION

        At a meeting held on September 24, 1997, the Boards of Trustees of Neuberger & Berman Income Funds ("Trust") and Income Managers Trust (including all of those Trustees who are not "interested persons" of the participating Funds, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940 ("Independent Trustees")) unanimously approved the Plan, pursuant to which Neuberger & Berman Ultra Short Bond Fund ("Ultra Short Bond Fund") will transfer substantially all of its assets from Neuberger & Berman Ultra Short Bond Portfolio ("Ultra Short Bond Portfolio") to Neuberger & Berman Limited Maturity Bond Portfolio ("Limited Maturity Bond Portfolio"), and shareholders in Ultra Short Bond Fund will receive shares of Neuberger & Berman Limited Maturity Bond Fund ("Limited Maturity Bond Fund"), in exchange for their shares of Ultra Short Bond Fund. EACH ULTRA SHORT BOND FUND SHAREHOLDER WILL RECEIVE THE NUMBER OF FULL AND FRACTIONAL SHARES OF LIMITED MATURITY BOND FUND EQUAL IN VALUE TO THAT SHAREHOLDER'S SHARES OF ULTRA SHORT BOND FUND AS OF THE CLOSING DATE OF THE REORGANIZATION, WHICH IS EXPECTED TO BE FEBRUARY 27, 1998 ("CLOSING DATE").

        According to the specific terms of the Plan, Ultra Short Bond Fund will exercise its right to withdraw its interest in Ultra Short Bond Portfolio, which will distribute assets in kind to satisfy this withdrawal. Ultra Short Bond Fund will then transfer all of these assets to Limited Maturity Bond Portfolio in exchange for an interest in that Portfolio. Ultra Short Bond Fund will then transfer all of its assets (essentially composed of its interest in Limited

Maturity Bond Portfolio) to Limited Maturity Bond Fund in exchange for shares of that Fund and that Fund's assumption of all liabilities of Ultra Short Bond Fund. Ultra Short Bond Fund will then distribute to its shareholders the shares of Limited Maturity Bond Fund in exchange for their shares of Ultra Short Bond Fund; and Ultra Short Bond Fund and Portfolio will be dissolved. When the Reorganization is completed, each person who held shares in Ultra Short Bond Fund will hold shares in Limited Maturity Bond Fund with exactly the same total value.

        For the reasons set forth below under "Reasons for the Reorganization," the Boards of Trustees of the Trust and Income Managers Trust, including the Independent Trustees, determined that the Reorganization is in the best interests of the Funds and Portfolios, and that neither the interests of the Funds' shareholders nor the Portfolios' interest holders will be diluted as a result of the transactions.

        Another mutual fund that is a series of Neuberger & Berman Income Trust, Neuberger & Berman Ultra Short Bond Trust, which invests all of its net investable assets in Ultra Short Bond Portfolio, will undergo a similar reorganization to that described above also on February 27, 1998. After Ultra Short Bond Fund and Ultra Short Bond Trust have both withdrawn their assets from Ultra Short Bond Portfolio, that Portfolio will be terminated.


INVESTMENT OBJECTIVES AND POLICIES

        The investment objective of Ultra Short Bond Fund and Portfolio is to provide current income with minimal risk to principal and liquidity. The investment objective of Limited Maturity Bond Fund and Portfolio is to provide the highest current income consistent with low risk to principal and liquidity; and secondarily, total return.

        Ultra Short Bond Portfolio and Limited Maturity Bond Portfolio each invests in a diversified portfolio of fixed and variable rate debt securities and seeks to increase income and preserve or enhance total return by actively managing portfolio duration in light of market conditions and trends.

        Ultra Short Bond Portfolio invests in a diversified portfolio of U.S. Government and Agency Securities and investment grade debt securities issued by financial institutions, corporations, and others. The Portfolio's dollar-weighted average duration will not exceed two years, although the Portfolio may invest in individual securities of any duration. Securities in which the Portfolio may invest include mortgage-backed and asset-backed securities, money market instruments, repurchase agreements with respect to U.S. Government and Agency Securities, and U.S. dollar-denominated securities of foreign issuers. The Portfolio may also enter into futures contracts and purchase and sell options on futures contracts. The Portfolio may invest 25% or more of its total assets in U.S. Government and Agency Securities or in certificates of deposit or bankers' acceptances issued by domestic branches of U.S. banks.

        Similarly, Limited Maturity Bond Portfolio invests in a diversified portfolio consisting primarily of U.S. Government and Agency Securities and investment grade debt securities issued by financial institutions, corporations, and others. The dollar-weighted average duration of the Portfolio will not exceed four years, although the Portfolio may invest in individual securities of any duration. The Portfolio's dollar-weighted average maturity may range up to five years. Securities in which the Portfolio may invest include mortgage-backed and asset-backed securities, repurchase agreements with respect to U.S. Government and Agency Securities, and foreign investments. The Portfolio may invest up to 10% of its net assets in fixed income securities that are below investment grade, including unrated securities deemed by N&B Management to be of comparable quality. The Portfolio will not invest in such securities unless they are rated at least B by Moody's Investors Service, Inc. ("Moody's") or Standard & Poors ("S&P") or, if unrated by either of those entities, deemed by N&B Management to be of comparable quality. The Portfolio may purchase and sell covered call and put options, interest-rate futures contracts, and options on those futures contracts and may lend portfolio securities.

        The other investment policies of Ultra Short Bond Fund and Portfolio are similar to the investment policies of Limited Maturity Bond Fund and Portfolio, including their ability to invest in inflation-indexed securities, variable and floating rate securities, restricted securities and Rule 144A securities, zero coupon securities, and up to 15% in illiquid securities. Each Portfolio may also enter into reverse repurchase agreements, dollar rolls, securities loans, and when-issued transactions. As a non-fundamental policy, neither of the Portfolios may purchase portfolio securities if its outstanding borrowings, including reverse repurchase agreements, exceed 5% of its total assets. For temporary defensive purposes, each Portfolio may invest up to 100% of its total assets in cash or cash equivalents, commercial paper, U.S. Government and Agency Securities and certain other money market instruments, as well as repurchase agreements on U.S. Government and Agency Securities, and may adopt shorter than normal weighted average maturities or durations.

CERTAIN DIFFERENCES BETWEEN ULTRA SHORT BOND FUND AND LIMITED MATURITY BOND FUND

        While  both  Funds  are  similar  in  several  respects,   a  number  of
differences exist as well.

        First, although the investment objectives of Ultra Short Bond Fund and Portfolio and Limited Maturity Bond Fund and Portfolio are substantially similar, Ultra Short seeks current income with minimal risk to principal and liquidity, while Limited Maturity seeks a high current income consistent with low risk to principal and liquidity. Limited Maturity has a secondary objective of seeking total return.

        Second, while Ultra Short Bond Portfolio and Limited Maturity Bond Portfolio each invests primarily in debt securities, there are some differences in the types of debt securities in which each Portfolio may invest. For example, Limited Maturity may invest in foreign securities denominated in or indexed to foreign currencies, while Ultra Short is restricted to U.S. dollar-denominated securities of foreign issuers. Limited Maturity may also enter into forward foreign currency contracts or futures contracts and related options to manage currency risks and to facilitate transactions in foreign securities. In addition, Limited Maturity may invest up to 10% of its net assets in fixed income securities that are below investment grade. Also in contrast to Ultra Short, Limited Maturity may purchase and sell covered call and put options and invest in indexed securities. See "Principal Risk Factors " below for a discussion of the risks of investing in such investments.

        Third, the maximum dollar-weighted average duration of Ultra Short Bond Portfolio is two years, while Limited Maturity Bond Portfolio's dollar-weighted average duration is four years. With its moderately conservative portfolio of securities and shorter maximum duration, Ultra Short Bond Portfolio has a lower potential for fluctuation in principal value.


FEES AND EXPENSES


        As shown by this table, there are no transaction charges when you buy or sell Fund shares, nor will there be any such charges following the
Reorganization. THERE WILL NOT BE ANY FEE PAYABLE IN CONNECTION WITH THE REORGANIZATION.

               Sales Charge Imposed on Purchases                 NONE
               Sales Charge Imposed on Reinvested Dividends      NONE
               Deferred Sales Charges                            NONE
               Redemption Fees                                   NONE
               Exchange Fees                                     NONE

        If you want to redeem shares by wire transfer, the Funds' transfer agent charges a fee (currently $8.00) for each wire redemption. Shareholders who have one or more accounts in the Neuberger&Berman Funds(R) aggregating $200,000 or more in value are not charged foR wire redemptions; the $8.00 fee is borne by N&B Management.

        Set forth below is a comparison of each Fund's operating expenses for the fiscal year ended October 31, 1997. The ratios also are shown on a pro forma (estimated) combined basis, giving effect to the Reorganization.


NEUBERGER&BERMAN      MANAGEMENT AND        12B-1       OTHER    TOTAL OPERATING
INCOME FUNDS        ADMINISTRATION FEES      FEES     EXPENSES       EXPENSES
ULTRA SHORT               0.28%*            None        0.37%         0.65%*
LIMITED MATURITY          0.51%*            None        0.19%         0.70%*
PRO FORMA COMBINED        0.51%*            None        0.19%         0.70%*
*(REFLECTS N&B MANAGEMENT'S EXPENSE REIMBURSEMENT UNDERTAKING DESCRIBED BELOW)

        Total   Operating   Expenses  for  each  Fund  are  based  upon  current
administration fees for the Fund and management fees for its corresponding Portfolio and any current expense reimbursement undertakings. "Other Expenses" are based on each Fund's and Portfolio's expenses for the past fiscal year. The

Trustees of the Trust believe that the aggregate per share expenses of each Fund and its corresponding Portfolio will be approximately equal to the expenses the Fund would incur if its assets were invested directly in the type of securities held by its corresponding Portfolio. The Trustees of the Trust also believe that investment in a Portfolio by investors in addition to a Fund may enable the Portfolio to achieve economies of scale which could reduce expenses. The expenses and, accordingly, the returns of other funds that may invest in the Portfolios may differ from those of the Funds.

        The previous table reflects N&B Management's voluntary undertaking to reimburse each Fund's Operating Expenses which, in the aggregate, exceed 0.65% per annum of Ultra Short Bond Fund's average daily net assets and 0.70% of Limited Maturity Bond Fund's average daily net assets (both before and after the Reorganization). Each undertaking can be terminated by N&B Management by giving a Fund at least 60 days' prior written notice. Absent the reimbursement, Management and Administration Fees would have been 0.52%, 0.52%, and 0.52% and Total Operating Expenses would have been 0.89%, 0.71%, and 0.71% per annum of the average daily net assets of Ultra Short Bond Fund, Limited Maturity Bond Fund, and the combined Fund, respectively, based upon the expenses of each Fund for the 1997 fiscal year.

        EXAMPLE

        To illustrate the effect of Operating Expenses, assume that each Fund's annual return is 5% and that it had Total Operating Expenses described in the table above. For every $1,000 invested in each Fund, the following amounts of total expenses would have been paid if an investor closed his or her account at the end of each of the following time periods:

NEUBERGER&BERMAN           1 YEAR        3 YEARS        5 YEARS       10 YEARS
INCOME FUNDS
ULTRA SHORT                $7            $21            $36           $81
LIMITED MATURITY            7             22             39            87
PRO FORMA COMBINED          7             22             39            87

        The purpose of these tables is to assist an investor in understanding the various types of costs and expenses that an investor in the combined Fund will bear, whether directly or indirectly. The assumption in this example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. THE INFORMATION IN THE PREVIOUS TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN; ACTUAL EXPENSES OR RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN, AND MAY CHANGE IF EXPENSE REIMBURSEMENTS CHANGE.

PURCHASES

        Procedures to purchase shares in the two Funds are identical. Shareholders of each Fund can buy shares directly by mail, wire or telephone or through an exchange of shares with another Neuberger & Berman Fund. Shares are purchased at the next price calculated on a day the New York Stock Exchange ("NYSE") is open, after a purchase order is received and accepted. Prices for shares of each Fund are usually calculated as of 4 p.m. Eastern time. For shareholders purchasing shares of a Fund for the first time, a minimum investment of $2,000 is required. Each additional purchase of a Fund must be at least $100, unless the purchase is made by telephone or by exchange. If made by telephone or by exchanging shares of another Neuberger & Berman Fund for shares of a Fund, an additional purchase must be at least $1,000. An order made by telephone may be canceled if payment is not received by the third business day after the order is placed. N&B Management, in its discretion, may waive the minimum investment requirements.

        Shares of each Fund may also be purchased indirectly through certain stockbrokers, banks, and other financial institutions having an arrangement with the Fund, some of which may charge a fee.

        See  "How  to Buy  Shares"  and  "Additional  Information  on  Telephone
Transactions"  in  the  Trust  Prospectus   enclosed   herewith  for  additional
information on how shares of each Fund may be purchased.

REDEMPTIONS

        Rights and procedures to redeem shares in the two Funds are identical. Shareholders of each Fund may sell all or some of their shares at any time by mail, fax or telephone. If the shareholder holds a certificate for the shares, shares can be redeemed only by sending the certificate by mail. Shares may also be sold by exchanging them for shares of another Neuberger & Berman Fund.

        Usually, redemption proceeds will be mailed on the next business day following the receipt of a proper redemption request, but in any case within three business days of such receipt (under unusual circumstances, the Funds may take longer, as permitted by law). Each Fund may delay paying for any redemption until it is reasonably satisfied that the check used to buy shares has cleared, which may take up to 15 days after the purchase date. Redemption requests sent by fax are limited to not more than $50,000. To redeem by telephone, the shares must be worth at least $500. If a shareholder's account balance falls bellow $2,000 because he or she sold shares, each Fund has the right to close the account after giving the shareholder at least 60 days' written notice to reestablish the minimum balance.

        Shareholders wishing to sell shares held in a retirement account or by a trust, estate, guardian, or business organization should call 800-877-9700 for instructions. Shareholders purchasing shares indirectly through certain stockbrokers, banks, or other financial institutions, may sell those shares only through those organizations, some of which may charge a fee.

        Shares are sold at the next price calculated on a day the NYSE is open, after the sales order is received and accepted. Prices for shares of each Fund are usually calculated as of 4 p.m. Eastern time.

        See  "How to Sell  Shares"  and  "Additional  Information  on  Telephone
Transactions"  in  the  Trust  Prospectus   enclosed   herewith  for  additional
information on how to redeem shares held in each Fund.

EXCHANGE PRIVILEGES

               Shares of each Fund may be exchanged for shares in another Neuberger & Berman Fund that is eligible for exchange as specified in the Trust Prospectus under "Funds Eligible for Exchange." Exchanges may be affected by telephone, by sending a letter or by fax. See "Shareholder Services -- Exchange Privilege" in the Trust Prospectus for restrictions on making such transfers. An exchange must be for at least $1,000 worth of shares, and if the exchange is a shareholder's first purchase in another Neuberger & Berman Fund, it must be for at least the minimum initial investment amount for that fund. Shares are exchanged at the next price calculated on a day the NYSE is open, after the exchange order is received and accepted.

        See "Shareholder Services -- Exchange Privilege" and "Additional Information on Telephone Transactions" in the Trust Prospectus enclosed herewith and incorporated by reference herein for additional information on how to exchange Fund shares.

DIVIDENDS AND OTHER DISTRIBUTIONS

        Each Fund distributes substantially all of its share of any net investment income (net of the Fund's expenses) and any net realized capital gains earned by its corresponding Portfolio. Income dividends are declared daily for each Fund at the time its NAV is calculated and are paid monthly, and net realized capital gains, if any, are normally distributed annually in December. Investors who are considering the purchase of Fund shares in December should take this into account because of the tax consequences of such distributions. Income dividends for each Fund will accrue beginning on the day after an investor's purchase order is converted to "federal funds."

        All dividends and other distributions paid on shares of each Fund are automatically reinvested in additional shares of that Fund, unless a shareholder elects to receive them in cash. Dividends are reinvested at the Fund's per share NAV on the last business day of each month. Each other distribution is reinvested at the Fund's per share NAV, usually as of the date the distribution is payable. For RETIREMENT ACCOUNTS, all distributions are automatically reinvested in shares; when an investor is at least 59-1/2 years old, he or she can receive distributions in cash without incurring a premature distribution penalty tax.

        Shareholders may elect to receive dividends in cash, with other distributions being reinvested in additional Fund shares, or they may elect to receive all dividends and other distributions in cash, by checking the appropriate election box on the Fund application.

        Checks for cash dividends and other distributions usually will be mailed no later than seven days after the payable date. However, if shares were purchased with a check, distributions on those shares may not be paid in cash until the Fund is reasonably satisfied that the check has cleared, which may take up to 15 days after the purchase date. Cash dividends and other distributions may be paid through an electronic transfer to a bank account designated in the Fund application. A shareholder may call 800-877-9700 for more information. Following the Reorganization, Limited Maturity Bond Fund will continue to honor the current election of each shareholder of Ultra Short Bond Fund. A shareholder can change any distribution election by writing to State Street, the Funds' shareholder servicing agent.

FEDERAL INCOME TAX CONSEQUENCES

        Trust and Income Managers Trust have received an opinion of Kirkpatrick & Lockhart LLP, their counsel, to the effect that Ultra Short Bond Fund's transfer its assets (essentially composed of the interest it will receive in Limited Maturity Bond Portfolio) to Limited Maturity Bond Fund in exchange solely for the latter's shares and its assumption of Ultra Short Bond Fund's liabilities will constitute a tax-free reorganization within the meaning of section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended ("Code"). Accordingly, no gain or loss will be recognized to either Fund or its shareholders as a result of the transaction. In addition, the opinion states that no gain or loss will be recognized on the distribution of property from Ultra Short Bond Portfolio to Ultra Short Bond Fund, or on the contribution of property from Ultra Short Bond Fund to Limited Maturity Bond Portfolio in exchange for an interest therein, pursuant to the Plan. See "The Reorganization -- Federal Income Tax Considerations," page __.


                             COMPARISON OF PRINCIPAL RISK FACTORS


        Both Ultra Short Bond Portfolio and Limited Maturity Bond Portfolio invest in fixed income securities, and thus an investment in either Ultra Short Bond Fund or Limited Maturity Bond Fund entails the risks of fixed income investing. Fixed income securities typically decline in value in times of rising market interest rates and rise in value in times of falling interest rates. Generally, the longer the remaining maturity on a security, the more pronounced is the fluctuation in value. The risks of certain investments that are unique to Limited Maturity Bond Fund and Portfolio are identified below. See "Investment Programs" and "Description of Investments" in the Trust Prospectus, which is enclosed herewith and incorporated by reference herein, for a more detailed discussion of the investment risks of each Fund.

LOWER RATED DEBT SECURITIES. Ultra Short Bond Portfolio may invest only in investment grade securities. Limited Maturity Bond Portfolio may invest up to 10% of its net assets in securities that are below investment grade, including unrated securities deemed by N&B Management to be of comparable quality. The Portfolio will not invest in such securities unless they are rated at least B by Moody's or S&P or, if unrated by those entities, deemed by N&B Management to be of comparable quality. Securities rated below investment grade are described as speculative by both Moody's and S&P. Securities rated B are judged to be predominantly speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligations.

        Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. N&B Management seeks to reduce the risks associated with investing in such securities by limiting the Portfolio's holdings in them and by extensively analyzing the potential benefits of such an investment in relation to the associated risks.

        The following table shows the ratings of debt securities held by Limited Maturity Bond Portfolio for the year ended October 31, 1997. The percentages in each category represent the dollar-weighted month-end holdings during the period. These percentages are historical only and are not necessarily representative of the ratings of current and future holdings.


==============================================================================================
                    NEUBERGER & BERMAN LIMITED MATURITY BOND PORTFOLIO'S
         HOLDINGS OF DEBT SECURITIES, BY RATING FOR THE YEAR ENDED OCTOBER 31, 1997
============================= ================================ ===============================
                                          MOODY'S
                                  INVESTORS SERVICE, INC.            STANDARD & POOR'S
                                  (AS A % OF INVESTMENTS)         (AS A % OF INVESTMENTS)
----------------------------- ---------------- --------------- --------------- ===============
                                  Rating             Average       Rating          Average
============================= ---------------- --------------- --------------- ===============
INVESTMENT GRADE
============================= ---------------- --------------- --------------- ===============
Treasury/Agency*                      TSY/AGY          15.26%         TSY/AGY          15.26%
============================= ---------------- --------------- --------------- ===============
Highest quality                           Aaa          17.91%             AAA          17.91%
============================= ---------------- --------------- --------------- ===============
High quality                               Aa           4.38%              AA           1.81%
============================= ---------------- --------------- --------------- ===============
Upper-medium grade                          A          19.99%               A          24.05%
============================= ---------------- --------------- --------------- ===============
Medium grade                              Baa          25.58%             BBB          29.07%
============================= ---------------- --------------- --------------- ===============
LOWER QUALITY**
============================= ---------------- --------------- --------------- ===============
Moderately speculative                     Ba          12.81%              BB           6.92%
============================= ---------------- --------------- --------------- ===============
Speculative                                 B           3.94%               B           4.85%
============================= ---------------- --------------- --------------- ===============
Highly Speculative                        Caa        --                   CCC        --
============================= ---------------- --------------- --------------- ===============
Poor Quality                               Ca        --                    CC        --
============================= ---------------- --------------- --------------- ===============
Lowest quality, no interest                 C        --                     C        --
============================= ---------------- --------------- --------------- ===============
In default, in arrears                      -        --                     D        --
============================= ================ =============== =============== ===============
                                                    99.87%***                       99.87%***
============================= ================ =============== =============== ===============

        Further  information   regarding  the  ratings  assigned  to  securities
purchased by the Portfolio, and the meanings of those ratings, is included in the Trust SAI.

FOREIGN SECURITIES. Each Portfolio may invest in foreign securities. However, Limited Maturity Bond Portfolio, unlike Ultra Short Bond Portfolio, may invest in foreign securities denominated in or indexed to foreign currencies. Such securities may be affected by governmental regulation of foreign exchange transactions and the fluctuation of foreign currencies relative to the U.S. dollar, which could result in losses irrespective of the performance of the underlying investment. In addition, Limited Maturity Bond Portfolio may enter into forward foreign currency contracts or futures contracts (agreements to exchange one currency for another at a specified price at a future date) and related options to manage currency risks and to facilitate transactions in foreign securities. Although these contracts can protect the Portfolio from adverse exchange rate changes, they involve a risk of loss if N&B Management fails to predict foreign currency values correctly; see the discussion of Hedging Instruments, below.

PUT AND CALL OPTIONS, FUTURES CONTRACTS, AND OPTIONS ON FUTURES CONTRACTS. Each Portfolio may try to reduce the risk of securities price changes (hedge) or manage portfolio duration by (1) entering into interest-rate futures contracts traded on futures exchanges and (2) purchasing and writing options on futures contracts. Each Portfolio may engage in transactions in futures contracts and related options only as permitted by regulations of the Commodity Futures Trading Commission. These investment practices involve certain risks, including price volatility and a high degree of leverage.

        Limited Maturity Bond Portfolio also may write covered call options and purchase put options on debt securities in its portfolio or on foreign currencies for hedging purposes or for the purpose of producing income. Limited Maturity Bond Portfolio will write a call option on a security or currency only if it holds that security or currency or has the right to obtain the security or currency at no additional cost.

        The primary risks in using put and call options, futures contracts, options on futures contracts, forward foreign currency contracts or options on foreign currencies ("Hedging Instruments") are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held by a Portfolio and the prices of Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out Hedging Instruments when desired; (3) the fact that use of Hedging Instruments is a highly specialized activity that involves skills, techniques, and risks (including price volatility and a high degree of leverage) different from those needed to select a Portfolio's securities; and (4) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments. When a Portfolio uses Hedging Instruments, the Portfolio will place cash or appropriate liquid securities in a segregated account, or will "cover" its position, to the extent required by SEC staff policy. Another risk of Hedging Instruments is the possible inability of a Portfolio to purchase or sell a security at a time that would otherwise be favorable for it to do so, or the possible need for a Portfolio to sell a security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of these instruments. Futures, options, and forward contracts are considered "derivatives." Losses that may arise from certain futures transactions are potentially unlimited.


                               THE REORGANIZATION


REORGANIZATION PLAN

        The terms and conditions under which the Reorganization will be consummated are set forth in the Plan. Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, which is attached as Appendix A to this Prospectus and Information Statement.

        The Plan contemplates (i) Limited Maturity Bond Fund's acquiring substantially all of the assets of Ultra Short Bond Fund in exchange solely for shares of Limited Maturity Bond Fund and the assumption by Limited Maturity Bond Fund of all of Ultra Short Bond Fund's liabilities, if any, as of the Closing Date and (ii) the constructive distribution on the Closing Date of such shares to the shareholders of Ultra Short Bond Fund.

        The assets of Ultra Short Bond Fund to be acquired by Limited Maturity Bond Fund shall include all cash, cash equivalents, securities (including its interest in Limited Maturity Bond Portfolio) and receivables (including interest and dividends receivable) and other property of any kind owned by Ultra Short Bond Fund and any deferred or prepaid assets shown as assets on the books of Ultra Short Bond Fund. Limited Maturity Bond Fund will assume all liabilities of Ultra Short Bond Fund, if any; provided, however, that Ultra Short Bond Fund will utilize its best efforts, to the extent practicable, to discharge all of its known liabilities prior to the Closing Date. Limited Maturity Bond Fund will deliver to Ultra Short Bond Fund shares of Limited Maturity Bond Fund, which will be distributed to Ultra Short Bond Fund shareholders.

        The value of Ultra Short Bond Fund's assets to be acquired and the amount of its liabilities to be assumed by Limited Maturity Bond Fund and the net asset value of a share of Ultra Short Bond Fund will be determined as of the close of regular trading on the NYSE on the Closing Date and will be determined in accordance with the valuation procedures described in the then-current Prospectus and Statement of Additional Information. Securities and other assets for which market quotations are not readily available will be valued by a method that the Trustees of Managers Trust believe accurately reflects fair value. All computations described in this paragraph will be performed by State Street Bank & Trust Company, which serves as custodian and transfer agent for each Fund and Portfolio, using to the extent possible prices provided by outside pricing services approved by the Board of Trustees of Income Managers Trust.

        As soon as practicable after the Closing Date, Ultra Short Bond Fund will distribute PRO RATA to its shareholders of record the shares of Limited Maturity Bond Fund it receives in the Reorganization, so that each shareholder of Ultra Short Bond Fund will receive a number of full and fractional shares of Limited Maturity Bond Fund equal in value to the shareholder's holdings in Ultra Short Bond Fund. Ultra Short Bond Fund and Portfolio will be dissolved as soon as practicable thereafter. Such distribution will be accomplished by opening accounts on the books of Limited Maturity Bond Fund in the names of Ultra Short Bond Fund shareholders and by transferring thereto the shares of Limited Maturity Bond Fund previously credited to the account of Ultra Short Bond Fund on those books. Each shareholder account shall be credited with the PRO RATA number of Limited Maturity Bond Fund's shares due to that shareholder. Fractional shares of Limited Maturity Bond Fund will be rounded to the third decimal place.

        Accordingly, immediately after the Reorganization, each former shareholder of Ultra Short Bond Fund will own shares of Limited Maturity Bond Fund that, except for rounding, will be equal to the value of that shareholder's shares of Ultra Short Bond Fund immediately prior to the Reorganization. Moreover, because shares of Limited Maturity Bond Fund will be issued at net asset value in exchange for net assets of Ultra Short Bond Fund that, except for rounding, will equal the aggregate value of those shares, the net asset value per share of Limited Maturity Bond Fund will be unchanged. Thus, the Reorganization will not result in a dilution of the value of any shareholder account. However, in general, the Reorganization substantially will reduce the percentage of ownership of each Ultra Short Bond Fund shareholder below such shareholder's current percentage of ownership in Ultra Short Bond Fund because, while the shareholder will have the same dollar amount invested initially in Limited Maturity Bond Fund that he or she had invested in Ultra Short Bond Fund, his or her investment will represent a smaller percentage of the combined net assets of the Funds.

        Any transfer taxes payable upon issuance of shares of Limited Maturity Bond Fund in a name other than that of the registered holder of the shares on the books of Ultra Short Bond Fund as of the time of transfer shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Ultra Short Bond Fund will continue to be its responsibility up to and including the Closing Date and such later date on which it is dissolved.

        The consummation of the Reorganization is subject to a number of conditions set forth in the Plan, including receipt of no-action assurance from the SEC with respect to the Reorganization pursuant to Section 17(a) of the Investment Company Act of 1940 ("1940 Act"). The Plan may be terminated and the Reorganization abandoned at any time prior to the Closing Date by the Trust's Board of Trustees if it determines that the Reorganziation would be inadvisable for either Fund. At the Closing Date, and solely in order to facilitate the closing, the non-fundamental investment objective and policies of Ultra Short Bond Fund will be conformed to those of Limited Maturity Bond Fund. The Trust's officers may change or postpone the Closing Date.

REASONS FOR THE REORGANIZATION

     At a meeting held on September 24, 1997, the Boards of Trustees of the Trust and Income Managers Trust, including a majority of the Independent Trustees, determined that the Reorganization is in the best interests of Ultra Short Bond Fund and Portfolio and Limited Maturity Bond Fund and Portfolio, respectively, and that the interests of shareholders in Ultra Short Bond Fund and Limited Maturity Bond Fund, respectively, will not be diluted as a result of the Reorganization. In recommending the Reorganization, N&B Management indicated that the Reorganization would eliminate the expense of maintaining Ultra Short Bond Fund and Portfolio as separate series of the Trust and Income Managers Trust (i.e., fund accounting, legal, audit, shareholder reporting, custodial expenses, etc.), producing economies of scale in Limited Maturity Bond Fund and making it more marketable, and eliminating the need for further expense reimbursements with respect to Ultra Short Bond Fund. In unanimously approving the Reorganization, the Boards of Trustees specifically noted Ultra Short Bond Portfolio's small asset base and its inability to operate effectively and efficiently due to its small asset base.

        In considering the Reorganization, the Boards of Trustees of the Trust and Income Managers Trust considered the following factors:

               (1) the small asset base of Ultra Short Bond Portfolio and its failure to attract new assets;

               (2) the effect of the Reorganization will be to place Ultra Short Bond Fund shareholders' assets in another Neuberger & Berman Fund having the most nearly similar investment strategy with a minimum of administrative burden to shareholders;

               (3) the Reorganization will be tax-neutral to investors;

               (4) the compatibility of the different investment objectives and strategies of the Ultra Short Bond entities and the Limited Maturity Bond entities, as a result of which the portfolio resulting from the proposed transactions is not expected to require any significant restructuring;

               (5) the Funds' historical performance records and risk/reward ratios, expense ratios, past growth in assets, and their future prospects;

               (6) alternatives to the proposed transactions, including simple liquidation of the Ultra Short Bond entities and maintaining the status quo;

               (7) the effect of the Reorganization on the expense ratio of Limited Maturity Bond Fund, namely, that the Reorganization will permit the fixed costs of each of the Limited Maturity Bond entities to be spread over a larger asset base, effectively reducing the expense ratio borne by each shareholder;

               (8) N&B Management, as administrator of the Funds, has capped the expenses of each participating Fund, and would thus bear much of the cost of the Reorganization;

               (9) the benefit to N&B Management due to the elimination of the need to reimburse Ultra Short Bond Fund for expenses exceeding 0.65%; and

               (10) the potential benefit to N&B Management due to the possible decrease in the expenses of Limited Maturity Bond Fund.


DESCRIPTION OF THE SECURITIES TO BE ISSUED

        The Trust is registered with the SEC as an open-end management investment company and its Trustees are authorized to issue an unlimited number of shares of beneficial interest in each separate series (par value $0.001 per share). Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

        At a meeting held on December 17, 1997, the Board of Trustees of the Trust authorized the issuance of shares of beneficial interest in Limited Maturity Bond Fund. These shares will be issued to Ultra Short Bond Fund shareholders as of the Closing Date in exchange for their Ultra Short Bond Fund shares.

        The Board of Trustees of the Trust does not intend to hold annual meetings of shareholders of the Funds. The Trustees will call special meetings of shareholders of a Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund entitled to vote.

        Under Delaware law, the shareholders of a Fund will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument of the Trust requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or a Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

FEDERAL INCOME TAX CONSIDERATIONS

        The exchange of Ultra Short Bond Fund's assets for Limited Maturity Bond Fund shares and the latter's assumption of Ultra Short Bond Fund's liabilities is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a)(1)(C) of the Code. Trust and Income Managers Trust have received an opinion of Kirkpatrick & Lockhart LLP, their counsel ("Opinion"), substantially to the effect that:

               (1) Limited Maturity Bond Fund's acquisition of Ultra Short Bond Fund's assets in exchange solely for Limited Maturity Bond Fund shares and the latter's assumption of Ultra Short Bond Fund's liabilities, followed by Ultra Short Bond Fund's distribution of those shares to its shareholders constructively in exchange for their Ultra Short Bond Fund shares, will constitute a "reorganization" within the meaning of section 368(a)(1)(C) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

               (2) No gain or loss will be recognized to Ultra Short Bond Fund on the transfer to Limited Maturity Bond Fund of its assets in exchange solely for Limited Maturity Bond Fund shares and the latter's assumption of Ultra Short Bond Fund's liabilities or on the subsequent distribution of those shares to Ultra Short Bond Fund's shareholders in constructive exchange for their Ultra Short Bond Fund shares;

               (3) No gain or loss will be recognized to Limited Maturity Bond Fund on its receipt of the transferred assets in exchange solely for Limited Maturity Bond Fund shares and its assumption of Ultra Short Bond Fund's liabilities;

               (4) Limited Maturity Bond Fund's basis for the transferred assets will be the same as the basis thereof in Ultra Short Bond Fund's hands immediately before the transaction, and Limited Maturity Bond Fund's holding period for those assets will include Ultra Short Bond Fund's holding period therefor;

               (5) An Ultra Short Bond Fund shareholder will recognize no gain or loss on the constructive exchange of all its Ultra Short Bond Fund shares solely for Limited Maturity Bond Fund shares pursuant to the Plan; and

               (6) An Ultra Short Bond Fund shareholder's basis for the Limited Maturity Bond Fund shares to be received by it in the transaction will be the same as the basis for its Ultra Short Bond Fund shares to be constructively surrendered in exchange for those Limited Maturity Bond Fund shares, and its holding period for those Limited Maturity Bond Fund shares will include its holding period for those Ultra Short Bond Fund shares, provided they are held as capital assets by the shareholder on the Closing Date.

        The Opinion also states that:

               (1) No gain or loss will be recognized on the distribution of property from Ultra Short Bond Portfolio to Ultra Short Bond Fund pursuant to the Plan;

               (2) Ultra Short Bond Fund's basis for the distributed property will be the same as the basis thereof in Ultra Short Bond Portfolio's hands immediately before the distribution;

               (3) No gain or loss will be recognized on the contribution of property by Ultra Short Bond Fund to Limited Maturity Bond Portfolio in exchange for an interest therein;

               (4) Ultra Short Bond Fund's basis for its interest in Limited Maturity Bond Portfolio will be the same as the basis it had in the property it contributed thereto at the time of the contribution; and

               (5) Limited Maturity Bond Portfolio's basis for the property contributed thereto by Ultra Short Bond Fund will be same as the basis thereof in Ultra Short Bond Portfolio's hands immediately before the contribution.

        The Opinion may state that no opinion is expressed as to the effect of the transactions on the Funds or any shareholder with respect to any asset
(including certain options, futures and forward contracts) as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

        Utilization by Limited Maturity Bond Fund after the transactions of previous capital losses realized by Ultra Short Bond Fund could be subject to limitation in future years under the Code.

        Shareholders of Ultra Short Bond Fund should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

CAPITALIZATION

        The following table shows the capitalization of Ultra Short Bond Fund and Limited Maturity Bond Fund as of October 31, 1997 and the pro forma combined capitalization of both Funds as if the Reorganization had occurred on that date.

                                 ULTRA SHORT      LIMITED         PRO FORMA
                                                  MATURITY        COMBINED
    Net Assets (000)             $49,789          $255,406         $305,195
    Net Asset Value per share    $9.52            $10.03           $10.03
    Shares Outstanding (000)     5,229            25,461           30,425



      ADDITIONAL INFORMATION ABOUT LIMITED MATURITY BOND FUND AND PORTFOLIO


FINANCIAL HIGHLIGHTS

        The financial highlights of Limited Maturity Bond Fund and Portfolio, which are attached as Appendix B, have been audited by Ernst & Young LLP, independent auditors, whose report thereon was unqualified. This information is derived from and should be read in conjunction with the financial statements of Limited Maturity Bond Fund and Portfolio and notes thereto, which are incorporated by reference into the SAI together with the report of the auditors thereon.


INVESTMENT OBJECTIVE AND POLICIES


        For  a  discussion  of  Limited   Maturity  Bond  Fund  and  Portfolio's
investment objective and policies and the risk factors associated with an investment in the Fund in addition to that included in this Prospectus and Information Statement, see "Investment Programs" and "Description of
Investments" in the Trust Prospectus enclosed herewith and incorporated by reference herein.

BOARD OF TRUSTEES

        For a discussion of the responsibilities of the Trustees of the Trust, see "Management and Administration -- Trustees and Officers" in the Trust Prospectus enclosed herewith and incorporated by reference herein.


INVESTMENT MANAGER, SUBADVISER, PORTFOLIO MANAGER AND TRANSFER AGENT

        For a discussion of Limited Maturity Bond Portfolio's investment manager, subadviser and portfolio manager, and Limited Maturity Bond Fund and Portfolio's transfer agent, see "Management and Administration -- Investment Manager, Administrator, Distributor and Sub-Adviser," "-- Expenses," and "-- Transfer Agent" in the Trust Prospectus enclosed herewith and incorporated by reference herein.



CALCULATION OF PERFORMANCE DATA

        For a discussion of the methods used to calculate Limited Maturity Bond Fund's performance data, see "Performance Information" in the Trust Prospectus enclosed herewith and incorporated by reference herein.


MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

        See Attachment C for management's discussion of the performance of Limited Maturity Bond Fund and Portfolio and the material factors affecting this performance.



LIMITED MATURITY BOND FUND SHARES

        For a discussion of Limited Maturity Bond Fund's shares, including voting rights and exchange rights, and how the shares may be purchased and redeemed, in addition to that included in this Prospectus and Information Statement, see "Information Regarding Organization, Capitalization and Other Matters," "How to Buy Shares," "How to Sell Shares," and "Shareholder Services" in the Trust Prospectus enclosed herewith and incorporated by reference herein.



NET ASSET VALUE

        For a discussion of how the offering price of Limited Maturity Bond Fund is determined, see "Share Prices and Net Asset Value" in the Trust Prospectus enclosed herewith and incorporated by reference herein.

TAXES, DIVIDENDS AND OTHER DISTRIBUTIONS

        For a discussion of Limited Maturity Bond Fund's policy with respect to dividends and other distributions and the tax consequences of an investment in its shares, see "Dividends, Other Distributions, and Taxes" in the Trust Prospectus enclosed herewith and incorporated by reference herein.



        ADDITIONAL INFORMATION ABOUT ULTRA SHORT BOND FUND AND PORTFOLIO


FINANCIAL HIGHLIGHTS

        The financial highlights of Ultra Short Bond Fund and Portfolio, which are attached as Appendix B, have been audited by Ernst & Young LLP, independent auditors, whose report thereon was unqualified. This information is derived from and should be read in conjunction with the financial statements of Ultra Short Bond Fund and Portfolio and notes thereto, which are incorporated by reference into the SAI, together with the report of the auditors thereon.


INVESTMENT OBJECTIVE AND POLICIES

        For a discussion of Ultra Short Bond Fund and Portfolio's investment objective and policies and the risk factors associated with an investment in the Fund in addition to that included in this Prospectus and Information Statement, see "Investment Programs" and "Description of Investments" in the Trust Prospectus enclosed herewith and incorporated by reference herein.



BOARD OF TRUSTEES

        For a discussion of the responsibilities of the Trustees of the Trust, see "Management and Administration -- Trustees and Officers" in the Trust Prospectus enclosed herewith and incorporated by reference herein.


INVESTMENT MANAGER, SUBADVISER, PORTFOLIO MANAGER AND TRANSFER AGENT

        For a discussion of Ultra Short Bond Portfolio's investment manager, subadviser, and portfolio manager, and Ultra Short Bond Fund and Portfolio's transfer agent, see "Management and Administration -- Investment Manager, Administrator, Distributor and Sub-Adviser," "--Expenses," and "--Transfer Agent" in the Trust Prospectus enclosed herewith and incorporated by reference herein.

CALCULATION OF PERFORMANCE DATA

        For a discussion of the methods used to calculate Ultra Short Bond Fund's performance data, see "Performance Information" in the Trust Prospectus enclosed herewith and incorporated by reference herein.


MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

        See Attachment C for management's discussion of the performance of Ultra
Short  Bond  Fund  and  Portfolio  and  the  material  factors   affecting  this
performance.



ULTRA SHORT BOND FUND SHARES

        For a discussion of Ultra Short Bond Fund's shares, including voting rights and exchange rights, and how the shares may be purchased and redeemed, Fund in addition to that included in this Prospectus and Information Statement, see "Information Regarding Organization, Capitalization and Other Matters," "How to Buy Shares," "How to Sell Shares," and "Shareholder Services" in the Trust Prospectus enclosed herewith and incorporated by reference herein.



NET ASSET VALUE

        For a discussion of how the offering price of Ultra Short Bond Fund is determined, see "Share Prices and Net Asset Value" in the Trust Prospectus enclosed herewith and incorporated by reference herein.



TAXES, DIVIDENDS AND OTHER DISTRIBUTIONS

        For a discussion of Ultra Short Bond Fund's policy with respect to dividends and other distributions and the tax consequences of an investment in its shares, see "Dividends, Other Distributions, and Taxes" in the Trust Prospectus enclosed herewith and incorporated by reference herein.



       INFORMATION REGARDING FIVE PERCENT SHARE OWNERSHIP AND INTERESTS OF
                               AFFILIATED PERSONS


FIVE PERCENT HOLDERS

        The following table sets forth the name, address, and percentage ownership of each person who was known by each Fund to own beneficially or of record 5% or more that Fund's outstanding shares at November 30, 1997:

LIMITED MATURITY BOND FUND:

        NAME AND ADDRESS:                      PERCENTAGE OF OWNERSHIP:
        ----------------                       -----------------------
        Charles Schwab & Co., Inc.*                   27.78%
        Attn. Mutual Funds
        101 Montgomery St.
        San Francisco, CA 94104-4122

        Nationwide Life Insurance Co.                  9.67%
        QPVA
        c/o IPO Portfolio Accounting
        P.O. Box 182029
        Columbus, OH 43218-2029

        Neuberger & Berman Trust Co.*                  5.06%
        Neuberger & Berman Employees
        Profit Sharing Plan UTD 05/20/71
        Attn. Al Boccardo
        605 Third Avenue, 36th Floor
        New York, NY 10158-0180


        ULTRA SHORT BOND FUND:
        NAME AND ADDRESS:                      PERCENTAGE OF OWNERSHIP:
        ----------------                       -----------------------
        Charles Schwab & Co., Inc.*                   33.09%
        Attn. Mutual Funds
        101 Montgomery St.
        San Francisco, CA 94104-4122

        *Charles Schwab & Co., Inc. and Neuberger & Berman Trust Company hold these shares of record for certain of their clients and have informed the Funds of their policies to maintain the confidentiality of holdings in their client accounts unless disclosure is expressly required by law.


SHARES HELD BY OFFICERS AND DIRECTORS

        At November 30, 1997, the trustees and officers of the Trust and Income Managers Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund.

INTERESTS OF AFFILIATED PERSONS AND NECESSARY NO-ACTION RELIEF

        The implementation of the Plan is conditional on receipt of assurance from the SEC staff that no enforcement action will be taken under Section 17(a) of the 1940 Act. THE REORGANIZATION WILL NOT BE EFFECTED UNLESS AND UNTIL THE SEC STAFF HAS GRANTED THIS OR SIMILAR RELIEF. The Trustees of the Trust are advised that it is appropriate to obtain such relief before effecting the Reorganization because certain persons involved in the Reorganization hold more than five percent of the shares of both of the Funds involved in the Reorganization and therefore may be deemed affiliated persons of each Fund, or because Neuberger & Berman Trust Company (an affiliate of the Portfolios' investment manager) owns of record more than five percent of the shares of Limited Maturity Bond Fund.

        N&B Management, the investment manager of the Portfolios and the Funds' administrator and distributor, may be deemed to benefit from the Reorganization, because the combination of the Funds and Portfolios will eliminate expenses, such as fund accounting, legal, audit, shareholder reporting, and custodial expenses, that are involved in maintaining Ultra Short Bond Fund and Portfolio as separate series of the Trust and Income Managers Trust, respectively. N&B Management anticipates that this will produce economies of scale in the remaining Limited Maturity Bond Fund and Portfolio and make Limited Maturity Bond Fund more marketable, as well as eliminate the need for further expense reimbursements with respect to Ultra Short Bond Fund and Portfolio. The SEC has concluded that such benefits are fully compatible with Rule 17a-8 under the 1940 Act, which is the principal exemptive rule for mutual fund combinations.

                                  MISCELLANEOUS

AVAILABLE INFORMATION

        The Trust and each series thereof are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith files reports, proxy material and other information with the SEC. Such reports, proxy material and other information can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's regional offices in New York (7 World Trade Center, Suite 1300, New York, New York 10048). Copies of such material also can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

LEGAL MATTERS

        Certain legal matters in connection with the issuance of Limited Maturity Bond Fund shares as part of the Reorganization will be passed upon by Kirkpatrick & Lockhart LLP, counsel to the Trust.

EXPERTS

        The audited financial statements of Limited Maturity Bond Fund and Portfolio and Ultra Short Bond Fund and Portfolio, incorporated by reference in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent auditors, to the extent indicated in their reports thereon which are included in the Annual Report to shareholders of Limited Maturity Bond Fund and Ultra Short Bond Fund for the fiscal year ended October 31, 1997. The financial statements of Limited Maturity Bond Fund and Portfolio and Ultra Short Bond Fund and Portfolio audited by Ernst & Young LLP have been incorporated by reference in the Statement of Additional Information in reliance on their reports given on their authority as experts in auditing and accounting.

                                                                      APPENDIX A


                     PLAN OF REORGANIZATION AND TERMINATION

                         NEUBERGER & BERMAN INCOME FUNDS

                     PLAN OF REORGANIZATION AND TERMINATION
                     --------------------------------------

        This Plan of Reorganization and Termination ("Plan"), dated as of this 22nd day of December, 1997, is made by Neuberger & Berman Income Funds, a Delaware business trust ("Trust"), on behalf of two segregated portfolios of assets ("series") thereof, Neuberger & Berman Ultra Short Bond Fund ("Target") and Neuberger & Berman Limited Maturity Bond Fund ("Acquiror"). (Target and Acquiror are sometimes referred to herein individually as a "Fund" and collectively as the "Funds.")


                                 R E C I T A L S
                                 ---------------

        A. Each Fund is a feeder fund in a "master/feeder fund structure," pursuant to which (a) Target invests substantially all of its net investable assets in Neuberger & Berman Ultra Short Bond Portfolio ("USB Portfolio"), a subtrust of Income Managers Trust, a New York common law trust registered as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act") ("Managers Trust"), and (b) Acquiror invests substantially all of its net investable assets in Neuberger & Berman Limited Maturity Bond Portfolio ("LMB Portfolio"), another subtrust of Managers Trust (USB Portfolio and LMB Portfolio being sometimes referred to herein collectively as the "Portfolios");

        B. The boards of trustees of the Trust and Managers Trust -- in each case, including all of the trustees who are not "interested persons" (as that term is defined in section 2(a)(19) of the 1940 Act) thereof -- approved the transactions described herein (collectively "Reorganization") at a joint meeting thereof held on September 24, 1997 ("Meeting"), respectively finding, in accordance with Rule 17a-8 under the 1940 Act, that the Reorganization is in the best interests of Target, Acquiror, and the Portfolios and that the interests of each such entity's existing shareholders/interestholders will not be diluted as a result of the Reorganization; and

        C. At the time of the Reorganization, Neuberger & Berman Ultra Short Bond Trust ("Target's Sister Fund"), a series of Neuberger & Berman Income Trust that (like Target) invests substantially all of its net investable assets in USB Portfolio, and Neuberger & Berman Limited Maturity Bond Trust, another series of that trust that (like Acquiror) invests substantially all of its net investable assets in LMB Portfolio, will engage in transactions substantially identical to the Reorganization.


                               P R O V I S I O N S
                               -------------------


 1.      BACKGROUND.

         1.1. The Trust is a Delaware business trust duly registered as an open-end management investment company under the 1940 Act, and each Fund is a duly established and designated series thereof.

         1.2. This Plan is intended to be, and is adopted as, a plan of a reorganization described in section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended ("Code"). As described in paragraph 3, at the Effective Time (as defined in paragraph 5), Target will transfer its assets to Acquiror in exchange solely for voting shares of beneficial interest in Acquiror ("Acquiror Shares") and the assumption by Acquiror of Target's liabilities and then will constructively distribute the Acquiror Shares to the holders of shares of beneficial interest in Target ("Target Shares") in exchange therefor, all upon the terms and conditions set forth herein.


 2.      RELATED TRANSACTIONS.

         2.1. As of the Effective Time, Target shall redeem (I.E., completely withdraw) its interest in USB Portfolio, as permitted under Section 3.5 and
Article VII of Managers Trust's Declaration of Trust. In payment therefor, Target shall receive a distribution in kind of its share of USB Portfolio's net assets -- Managers Trust's board of trustees having determined at the Meeting that, in the event of any such redemption, liquidation of USB Portfolio's investments to pay for such a withdrawal would not be in its best interests -- which assets Target will contribute to LMB Portfolio in exchange for an interest therein ("LMB Portfolio Interest"). (The foregoing transactions are referred to herein collectively as the "Related Transactions.") Simultaneously, Target's Sister Fund likewise shall redeem its interest in USB Portfolio in consideration for a distribution in kind and shall exchange the assets it thus receives for an LMB Portfolio Interest. Promptly upon consummation of the redemptions by Target and Target's Sister Fund of their interests in USB Portfolio, the latter will discharge its remaining liabilities and be terminated as a subtrust of Managers Trust.

         2.2. State Street Bank & Trust Company, the Funds' and Portfolios' custodian and the Funds' transfer agent ("State Street"), shall record all such asset transfers on its records and shall deliver at the Closing (as defined in paragraph 5) (a) a certificate of an authorized officer stating that (1) USB Portfolio's assets held by State Street immediately before, and distributed to Target as part of, the Related Transactions are held by LMB Portfolio at the Effective Time and (2) all necessary taxes in conjunction with the transfer of those assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made and (b) a schedule of those assets as of the Effective Time, setting forth for all portfolio securities included therein their adjusted tax basis and holding period by lot.


 3.      THE REORGANIZATION.

         3.1. At the time of the Related Transactions, Target shall assign, sell, convey, transfer, and deliver to Acquiror all of its assets described in paragraph 3.2 ("Assets"). In exchange therefor, Acquiror shall

                (a) issue and deliver to Target the number of full and fractional Acquiror Shares determined by dividing the net asset value ("NAV") of Target (computed as set forth in paragraph 4.1) by the NAV per Acquiror Share (computed as set forth in paragraph 4.2), and

                (b) assume all of Target's  liabilities  described  in paragraph
        3.3 ("Liabilities").

         (Target's assets and liabilities shall be determined in accordance with the Trust's Trust Instrument.) Such transactions shall take place at the Closing.

         3.2. The Assets shall include, without limitation, all cash, cash equivalents, securities (including Target's LMB Portfolio Interest), receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Target's books, and other property owned by Target at the Effective Time.

         3.3. The Liabilities shall include (except as otherwise provided herein) all of Target's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Effective Time, and whether or not specifically referred to in this Plan, including Target's share of the expenses described in paragraph 7. Notwithstanding the foregoing, Target shall use its best efforts, to the extent practicable, to discharge all of its known Liabilities prior to the Effective Time.

         3.4. At or immediately before the Effective Time, Target shall declare and pay to its shareholders a dividend and/or other distribution in an amount large enough so that it will have distributed substantially all (and in any event not less than 90%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and substantially all of its realized net capital gain, if any, for the current taxable year through the Effective Time.

         3.5. At the Effective Time (or as soon thereafter as is reasonably practicable), Target shall constructively distribute the Acquiror Shares received by it pursuant to paragraph 3.1(a) to Target's shareholders of record, determined as of the Effective Time (collectively "Shareholders" and individually a "Shareholder"), in exchange for their Target Shares. Such distribution shall be accomplished by State Street's opening accounts on Acquiror's share transfer books in the Shareholders' names and transferring such Acquiror Shares thereto. Each Shareholder's account shall be credited with the respective PRO RATA number of full and fractional (rounded to the third decimal place) Acquiror Shares due that Shareholder. All outstanding Target Shares, including any represented by certificates, shall simultaneously be canceled on Target's share transfer books. Acquiror shall issue certificates representing the Acquiror Shares in connection with the Reorganization only to shareholders whose Target shares were represented by certificates.

         3.6. As soon as reasonably practicable after the distribution described in the preceding paragraph, Target shall be terminated as a series of the Trust and any further actions shall be taken in connection therewith as required by applicable law and the Trust's Trust Instrument.

         3.7. Any transfer taxes payable upon issuance of Acquiror Shares in a name other than that of the registered holder on Target's books of the Target Shares constructively exchanged therefor shall be paid by the person to whom such Acquiror Shares are to be issued, as a condition of such transfer.


 4.   VALUATION.

         4.1. For purposes of paragraph 3.1(a), Target's NAV shall be (a) the value of the Assets computed as of the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m., Eastern time) on the date of the Closing ("Valuation Time"), using the valuation procedures set forth in Target's then-current prospectus and statement of additional information, less (b) the amount of the Liabilities as of the Valuation Time.

         4.2. For purposes of paragraph 3.1(a), the NAV per share of Acquiror Shares shall be computed as of the Valuation Time, using the valuation procedures set forth in Acquiror's then-current prospectus and statement of additional information as filed in its registration statement on Form N-1A.

         4.3. All computations pursuant to paragraphs 4.1 and 4.2 shall be made by State Street, using (insofar as practicable) prices provided by outside pricing services approved by Managers Trust's board of trustees.


 5. CLOSING AND EFFECTIVE TIME. The Reorganization, together with related acts necessary to consummate it ("Closing"), shall occur at the Trust's principal office on February 27, 1998, or at such other place and/or on such other date as the Trust's officers may determine. All acts taking place at the Closing shall be deemed to take place simultaneously at the Valuation Time or at such other time as the Trust's officers may determine ("Effective Time"). If, immediately before the Valuation Time, trading or the reporting of trading on the NYSE or elsewhere is disrupted, so that accurate appraisal of Target's NAV and the NAV per Acquiror Share is impracticable, the Effective Time shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored.


6. CONDITIONS. Each Fund's obligations hereunder are subject to satisfaction of each condition indicated in this paragraph as being applicable to it either at the time stated therein or, if no time is so stated, at or before the Effective
Time:

         6.1.   Conditions to Each Fund's Obligations:
                --------------------------------------

                6.1.1. The Related Transactions shall have been consummated;

               6.1.2. The fair market value of the Acquiror Shares, when received by the Shareholders, will be approximately equal to the fair market value of their Target Shares constructively surrendered in exchange therefor;

               6.1.3. The Trust's management (a) is unaware of any plan or intention of Shareholders to redeem or otherwise dispose of any portion of the Acquiror Shares to be received by them in the Reorganization and
        (b) does not anticipate dispositions of those Acquiror Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of Target as a series of an open-end investment company. Consequently, the Trust's management expects that the percentage of Shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be DE MINIMIS. Nor does the Trust's management anticipate that there will be extraordinary redemptions of Acquiror Shares immediately following the Reorganization;

                6.1.4. The Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization;

                6.1.5. Immediately following consummation of the Reorganization, Acquiror (directly or through LMB Portfolio) will hold substantially the same assets and be subject to substantially the same liabilities that Target (directly or through USB Portfolio) held or was subject to immediately prior thereto, in addition to the assets and liabilities Acquiror held immediately before the Reorganization, plus any liabilities and expenses of the parties incurred in connection with the Reorganization;

                6.1.6. The fair market value on a going concern basis of the Assets will equal or exceed the Liabilities to be assumed by Acquiror and those to which the Assets are subject;

               6.1.7. There is no inter-series indebtedness between the Funds that was issued or acquired, or will be settled, at a discount;

               6.1.8. Pursuant to the Reorganization, Target will transfer to Acquiror, and Acquiror will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by Target immediately before the Reorganization. For the purposes of this representation, any amounts used by Target to pay its Reorganization expenses and redemptions and distributions made by it immediately before the Reorganization (except for (a) distributions made to conform to its policy of distributing all or substantially all of its income and gains to avoid the obligation to pay federal income tax and/or the excise tax under section 4982 of the Code and (b) redemptions not made as part of the Reorganization) will be included as assets thereof held immediately before the Reorganization;

               6.1.9. Immediately after the Reorganization, the Shareholders will not own shares constituting "control" of Acquiror within the meaning of section 304(c);

               6.1.10. The Trust and Managers Trust shall have received an opinion of Kirkpatrick & Lockhart LLP, their counsel ("Counsel"), addressed to and in form and substance satisfactory to them, as to the federal income tax consequences mentioned below ("Tax Opinion"). In rendering the Tax Opinion, Counsel may assume satisfaction of all the conditions set forth in this paragraph 6 (and may treat them as representations by the Trust and Managers Trust to Counsel) and may rely, as to any factual matters, exclusively and without independent verification, on such representations and any other representations made to Counsel by responsible officers of the Trust. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes:

                      6.1.10.1. Acquiror's acquisition of the Assets in exchange solely for Acquiror Shares and Acquiror's assumption of the Liabilities, followed by Target's distribution of those shares to the Shareholders constructively in exchange for their Target Shares, will constitute a reorganization within the meaning of section
           368(a)(1)(C) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

                      6.1.10.2. No gain or loss will be recognized to Target on the transfer to Acquiror of the Assets in exchange solely for Acquiror Shares and Acquiror's assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in constructive exchange for their Target Shares;

                      6.1.10.3. No gain or loss will be recognized to Acquiror on its receipt of the Assets in exchange solely for Acquiror Shares and its assumption of the Liabilities;

                      6.1.10.4. Acquiror's basis for the Assets will be the same as the basis thereof in Target's hands immediately before the Reorganization, and Acquiror's holding period for the Assets will include Target's holding period therefor;

                      6.1.10.5. A Shareholder will recognize no gain or loss on the constructive exchange of all its Target Shares solely for Acquiror Shares pursuant to the Reorganization; and

                       6.1.10.6. A Shareholder's basis for the Acquiror Shares to be received by it in the Reorganization will be the same as the basis for its Target Shares to be constructively surrendered in exchange for those Acquiror Shares, and its holding period for those Acquiror Shares will include its holding period for those Target Shares, provided they are held as capital assets by the Shareholder at the Effective Time.

        Notwithstanding subparagraphs 6.1.10.2 and 6.1.10.4, the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting;

                6.1.11. The Trust and Managers Trust shall have received any no-action assurance from the Securities and Exchange Commission ("SEC") deemed necessary by counsel with respect to section 17(a) of the 1940 Act;

                6.1.12. All necessary filings shall have been made with the SEC and state securities authorities, and no order or directive shall have been received that any other action is required to permit the parties to carry out the transactions contemplated hereby. The registration statement on Form N-14 relating to the Acquiror Shares issuable hereunder shall have become effective under the Securities Act of 1933, no stop orders suspending the effectiveness thereof shall have been issued, and the SEC shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act; and

                6.1.13. Each Fund shall have taken or caused to be taken all actions, and shall have done or caused to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

         6.2.   Conditions to Acquiror's Obligations:
                -------------------------------------

                6.2.1. At the Closing, Target will have good title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets to Acquiror free of any liens or other encumbrances; and upon delivery and payment for the Assets, Acquiror will acquire good and marketable title thereto;

               6.2.2. The Liabilities were incurred by Target in the ordinary course of its business;

               6.2.3. Target is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a regulated investment company under Subchapter M of the Code ("RIC") for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

               6.2.4. Target is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of section 368(a)(3)(A) of the Code;

                6.2.5. Not more than 25% of the value of the total assets held by Target, directly or through USB Portfolio (excluding cash, cash items, and U.S. government securities), is invested in the stock and securities of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of five or fewer issuers; and

                6.2.6.   Target  will  be   terminated  as  soon  as  reasonably
        practicable after the Reorganization, but in all events within six months after the Effective Time.

         6.3.   Conditions to Target's Obligations:
                -----------------------------------

                6.3.1.  No   consideration   other  than  Acquiror  Shares  (and
        Acquiror's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

               6.3.2. The Acquiror Shares to be issued and delivered to Target hereunder will, at the Effective Time, have been duly authorized and, when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of Acquiror, fully paid and non-assessable. Except as contemplated by this Plan, Acquiror does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

               6.3.3. Acquiror is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a RIC for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; Acquiror intends to continue to meet all such requirements for the next taxable year; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

               6.3.4. Acquiror has no plan or intention to issue additional Acquiror Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does Acquiror have any plan or intention to redeem or otherwise reacquire any Acquiror Shares issued to the
        Shareholders pursuant to the Reorganization, other than through redemptions arising in the ordinary course of that business;

               6.3.5. Acquiror (directly or through LMB Portfolio) (a) will actively continue Target's business in substantially the same manner that Target conducted that business (directly or through USB Portfolio) immediately before the Reorganization, (b) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and (c) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain such status;

               6.3.6. There is no plan or intention for Acquiror to be dissolved or merged into another corporation or business trust or any "fund" thereof (within the meaning of section 851(g)(2) of the Code) following the Reorganization;

                6.3.7. Immediately after the Reorganization, (a) not more than 25% of the value of the total assets held by Acquiror, directly or through LMB Portfolio (excluding cash, cash items, and U.S. government securities), will be invested in the stock and securities of any one issuer and (b) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers; and

                6.3.8. Acquiror does not directly or indirectly own, nor at the Effective Time will it directly or indirectly own, nor has it at any time during the past five years directly or indirectly owned, any Target Shares.


7. EXPENSES. Except as otherwise provided herein, all expenses incurred by the Funds in connection with the transactions contemplated by this Plan (whether or not they are consummated) will be borne by the Funds proportionately, as follows: each such expense will be borne by the Funds in proportion to their respective net assets as of the close of business on the last business day of the month in which such expense was incurred. Such expenses include (a)
expenses incurred in connection with entering into and carrying out the provisions of this Plan, (b) expenses associated with preparing and filing with the SEC a registration statement on Form N-14 relating to the Acquiror Shares issuable hereunder, and any supplement or amendment thereto, including therein a prospectus/information statement ("Prospectus"), (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify such Acquiror Shares in each state in which Target's shareholders are resident as of the date of the mailing of the Prospectus to them, (d) expenses incurred in connection with obtaining no-action assurance from the SEC referenced in subparagraph 6.1.11,
(e) printing and postage expenses, and (f) legal and accounting fees.


8. TERMINATION. The Trust's board of trustees may terminate this Plan and abandon the Reorganization at any time prior to the Closing if circumstances develop that, in the trustees' judgment, make proceeding with the Reorganization inadvisable for either Fund.

9. GOVERNING LAW. This Plan shall be construed in accordance with the internal laws of the State of Delaware; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.


        IN WITNESS WHEREOF, Neuberger & Berman Income Funds has caused this Plan to be executed and delivered on behalf of each Fund by its duly authorized officers as of the day and year first written above.

Attest:
                                    NEUBERGER & BERMAN INCOME FUNDS



/s/ Claudia A. Brandon            By: /s/ Theodore P. Giuliano
-------------------------             ---------------------------------
Claudia A. Brandon                Title: President

                                                                     APPENDIX B


                              FINANCIAL HIGHLIGHTS

           NEUBERGER & BERMAN LIMITED MATURITY BOND FUND AND PORTFOLIO
                NEUBERGER & BERMAN ULTRA SHORT BOND AND PORTFOLIO

Neuberger&Berman
        LIMITED MATURITY BOND FUND
--------------------------------------------------------------------------------
        The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                                                                    Period from
                                                                      Year Ended October 31,                       March 1, 1988
                                                                                                                   to October 31,

                                      19971/    19961/    19951/    19941/   19931/   1992     1991      1990     1989   1988

Net Asset Value, Beginning of Year   $9.99    $10.06     $9.88    $10.49   $10.40   $10.24    $9.91     $9.96    $9.88   10.00

Income From Investment Operations

  Net Investment Income                .63       .60       .62       .56      .58      .63      .71       .80      .82     .48

  Net Gains or Losses on Securities    .04       (.07)     .18       (.55)    .14      .16      .33       (.05)    .08    (.12)
  (both realized and unrealized)

        Total From Investment          .67       .53       .80       .01      .72      .79      1.04      .75      .90     .36
          Operations

Less Distributions

  Dividends (from net investment       (.63)     (.60)     (.62)     (.56)    (.58)    (.63)    (.71)     (.80)   (.82)   (.48)
    income)

  Distributions (from net capital      --        --        --        (.05)    (.05)    --       --        --       --      --
    gains)

  Distributions (in excess of net      --        --        --        (.01)    --       --       --        --       --      --
    capital gains)

  Tax return of capital                --        --        --        --       --       --       --        --       --      --
        Total Distributions            (.63)     (.60)     (.62)     (.62)    (.63)    (.63)    (.71)     (.80)    (.82)   (.48)

Net Asset Value, End of Year           $10.03    $9.99     $10.06    $9.88    $10.49   $10.40   $10.24    $9.91    $9.96   $9.88

Total Return(2)                        +6.97%    +5.44%    +8.32%    +0.13%   +7.09%   +7.87%   +10.89%   +7.85%   +9.56%  +3.76%(6)

Ratios/Supplemental Data

  Net Assets, End of Year              $255.4    $245.7    $307.4    $308.6   $357.3   $273.0   $163.2    $101.3   $107.7   $133.5
    (in millions)

  Ratio of Gross Expenses to Average   .70%      .71%      .70%      --       --       --       --        --       --        --
    Net Assets(3)

  Ratio of Net Expenses to Average     .70%      .70%      .70%      .69%     .65%     .65%     .65%      .65%     .65%      .63%(7)
    Net Assets(4)

  Ratio of Net Investment Income to    6.34%     6.10%     6.21%     5.53%    5.49%    6.02%    7.07%     8.09%    8.33%    7.34%(7)
    Average Net Assets(4)

  Portfolio Turnover Rate(8)           --        --        --        --       114%     113%     88%       88%      121%      68%

SEE NOTES TO FINANCIAL HIGHLIGHTS.





FINANCIAL HIGHLIGHTS
Neuberger&Berman

        ULTRA SHORT BOND FUND
--------------------------------------------------------------------------------
        The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                                                                       Period from
                                                                                                                         March 1,
                                                                                      Year Ended October 31,              1988
                                                                                                                      to October 31,
                                           19971/  19961/  19951/  19941/   19931/    1992     1991     1990     1989      1988
                                               -       -       -       -        -
------------------------------------------ ------- ------- ------- -------- --------- -------- -------- -------- ------ ----------
Net Asset Value, Beginning of Year         $9.49   $9.53   $9.47   $9.64    $9.70     $9.83    $9.79    $9.83    $9.87     $9.93

Income From Investment Operations

  Net Investment Income                    .53     .52     .52     .35      .40       .56      .68      .79      .89       .47

  Net Gains or Losses on Securities        .03     (.04)   .06     (.17)    (.06)     (.13)    .04      (.04)    (.04)     (.06)
     (both realized and unrealized)

        Total From Investment Operations   .56     .48     .58     .18      .34       .43      .72      .75      .85       .41

Less Distributions

  Dividends (from net investment income)   (.53)   (.52)   (.52)   (.35)    (.40)     (.56)    (.68)    (.79)    (.89)     (.47)

Net Asset Value, End of Year               $9.52   $9.49   $9.53   $9.47    $9.64     $9.70    $9.83    $9.79    $9.83     $9.87

Total Return(2)                            +6.09%  +5.23%  +6.26%  +1.96%   +3.53%    +4.44%   +7.64%   +7.98%   +9.05%    +4.20%6/

Ratios/Supplemental Data

  Net Assets, End of Year (in millions)    $49.8   $89.0   $100.5  $101.1   $104.4    $103.3   $97.9    $85.8    $103.3    $101.0

  Ratio of Gross Expenses to Average Net   .66%    .66%    .65%    --       --        --       --       --       --        --

Assets(3)
  Ratio of Net Expenses to Average Net     .65%    .65%    .65%    .65%     .65%      .65%     .65%     .65%     .65%      .63%7/
                                                                                                                               -
Assets(4)
  Ratio of Net Investment Income to        5.59%   5.53%   5.44%   3.72%    4.09%     5.70%    6.97%    8.14%    9.06%     7.01%7/
     Average Net Assets(4)

  Portfolio Turnover Rate(8)               --      --      --      --       115%      66%      89%      120%     85%       47%

SEE NOTES TO FINANCIAL HIGHLIGHTS.


NOTES TO FINANCIAL HIGHLIGHTS
Neuberger&Berman                                               October 31, 1997
--------------------------------------------------------------------------------
        INCOME FUNDS


 1) The per share amounts and ratios which are shown reflect income and expenses, including each Fund's proportionate share of its corresponding Portfolio's income and expenses.

 2) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of each Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. For each Fund, total return would have been lower if N&B Management had not reimbursed certain expenses.

 3) For fiscal periods ending after September 1, 1995, each Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

4) After reimbursement of expenses by N&B Management as described in Note B of Notes to Financial Statements. Had N&B Management not undertaken such action the annualized ratios of net expenses and net investment income to average daily net assets would have been:




                                                                                                        Period
                                                                                                        from
                                                       Year Ended October 31,                           March 1,
                                                                                                        1988 to
                                                                                                        Oct. 31,
ULTRA SHORT           1997       1996     1995    1994     1993     1992     1991     1990      1989    1988
--------------------- ---------- -------- ------- -------- -------- -------- -------- --------- ------- ------------

  Net Expenses        .89%       .84%     .87%    .86%     .95%     .87%     .87%     .81%      .92%       .89%

  Net Investment      5.35%      5.34%    5.22%   3.51%    3.79%    5.48%    6.75%    7.98%     8.79%      6.75%
    Income

                                                                                                        Period
                                                                                                        from
                                                       Year Ended October 31,                           March
                                                                                                        1, 1988
                                                                                                        to Oct.
                                                                                                        31,
LIMITED MATURITY      1997       1996     1995    1994     1993     1992     1991     1990      1989    1988
--------------------- ---------- -------- ------- -------- -------- -------- -------- --------- ------- ----------------------------

  Net Expenses        .71%       .71%     .71%    .71%     .73%     .68%     .72%     .71%      .77%       .74%

  Net Investment      6.33%      6.09%    6.20%   5.51%    5.42%    5.99%    7.00%    8.03%     8.21%      7.23%
    Income



 5)  The date investment operations commenced.

 6)  Not annualized.

 7)  Annualized.

 8) Ultra Short and Limited Maturity transferred all of their investment securities into their respective portfolios on July 2, 1993. After that date, each Fund invested only in its corresponding Portfolio, and that Portfolio, rather than the Fund, engaged in securities transactions. Therefore, after that date neither Fund had a portfolio turnover rate. Portfolio turnover rates for periods ending after July 2, 1993 for each Portfolio were as follows:

                                                                                       Period from July 2,
                                                                                      1993 (Commencement of
                                                                                           Operations)
                                              Year Ended October 31,                     to October 31,
                                   1997         1996         1995          1994               1993
------------------------------ ------------- ------------ ------------ ------------- ------------------------

ULTRA SHORT Bond Portfolio         101%         173%         148%          94%                 46%

LIMITED MATURITY Bond Portfolio     89%         169%          88%          102%                71%



                                                                      APPENDIX C


                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

                      (FROM NEUBERGER & BERMAN INCOME FUNDS
              ANNUAL REPORT TO SHAREHOLDERS DATED OCTOBER 31, 1997)

PRESIDENT'S LETTER

Dear Shareholder,

        In a "state of the bond market" address presented in our fiscal April 30, 1997, Semi-Annual Report, I expressed our positive attitude toward the fixed-income markets. I summarized our perspective by concluding that, ". . . based on their own fundamental merits, we find that bonds currently provide an appealing investment opportunity." Evidently, our opinion was shared by others, most notably legendary value investor Warren Buffett, who was reported to have purchased several billion dollars of bonds during the third quarter in a rare foray into the fixed-income market. Equities investors' renewed enthusiasm for bonds is also becoming more evident in the mutual fund arena. In September and October 1997, an estimated $6.6 billion flowed into bond funds, nearly double the total from a year ago. What is happening here? We believe investors are recognizing bonds' fundamental attractiveness and showing greater appreciation for the traditional role fixed income plays in diversified investment portfolios.

EDGAR PRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        1-YEAR TREASURY BILLS   5-YEAR TREASURY NOTES   10-YEAR TREASURY BONDS

Nov 96          0.51%                   1.49%                   2.68%
Dec 96          0.85%                   0.40%                   0.54%
Jan 97          1.38%                   0.74%                   0.55%
Feb 97          1.72%                   0.50%                   0.32%
Mar 97          2.00%                   -0.45%                  -1.65%
Apr 97          2.62%                   0.83%                   0.25%
May 97          3.28%                   1.59%                   1.34%
Jun 97          3.87%                   2.61%                   3.06%
Jul 97          4.62%                   5.22%                   7.30%
Aug 97          4.99%                   4.38%                   5.08%
Sep 97          5.55%                   5.84%                   7.38%
Oct 97          6.15%                   7.47%                   10.18%

Source:  Salomon Brothers

        Let's discuss fundamentals first. There are several surprising bullish developments that have allowed interest rates to decline by 53-86 basis points (.53%-.86%) on bonds with maturities of one year or more over the last six months (ended 10/31/97). All other things being equal, these developments may help rates gradually fall further in the year ahead. First, the federal budget deficit appears to be shrinking in a dramatic fashion, and there are forecasts that the U.S. may in fact have a budget surplus within the next several years. This would be the first budget surplus in over three decades. The decline in the federal deficit, accompanied by reduced issuance of government bonds, have convinced a growing number of investors that the United States' fiscal house may finally be in order.

        A second development is in the Treasury Department's funding policy. Despite their rather tepid initial reception, the Treasury remains committed to selling more floating rate debt (the new Treasury Inflation Protection

Securities or "TIPS") and fewer fixed-rate securities. We believe demand for the traditional fixed-rate Treasuries will remain strong, and therefore, prices are likely to be supported by investors chasing a shrinking supply.

        Finally, the notion that a strong economy leads to a pick-up in inflation is being called into question. With this historically unprecedented economic expansion, many economists and market observers have predicted that a rise in inflation was inevitable. This has not happened. Inflation statistics are being reported below 3.0% and the Federal Reserve, which would have normally tightened credit at this point in the business cycle, has refrained from raising rates because of what appears to be dormant inflation.

        These four factors -- declining federal deficits, a shrinking supply of fixed-rate Treasury securities, low inflation, and a benign Federal Reserve -- have produced very positive results for fixed-income investors over the last six months. While future events are inherently unpredictable, we expect these factors will continue to buoy the bond market over the next year. Bonds may also benefit from a tailwind provided by equities investors. In October, investors got their first taste of stock market instability in several years. True to form, during the stock market sell-off, bonds provided yield and relative safety of principal, and in the process, clearly demonstrated why they deserve a place in everyone's investment program.

        ULTRA SHORT BOND FUND With interest rates trending lower over the last six months, we extended the portfolio's weighted average duration from 1.62 years to 1.80 years at the close of fiscal 1997. In the process, securities with durations (measure of interest rate sensitivity) less than one year declined from 39% of the portfolio at the end of first half fiscal 1997 to 15% at the close of the fiscal year.

        Our primary strategic shift during the last six months was to increase our allocation in corporate notes and bonds from 16.4% at the close of first half fiscal 1997 to 37.2% at the end of the fiscal year. This was done to take advantage of the higher yields offered by corporates as a result of plentiful supply and, in our opinion, unjustified jitters over corporate profitability. Our allocation in Treasury securities declined from 31.6% at the close of first half fiscal 1997 to 25.2% at the end of this reporting period. This reflects our response to the higher prices and lower yields for Treasuries created by the supply/demand imbalance in the marketplace. In view of corporate bonds' material yield advantage over Treasuries, one might wonder why we have not reduced our Treasury securities weighting even more. We believe the scarcity value of Treasuries is likely to continue to contribute to price appreciation and enhanced total return. We reduced our exposure to asset-backed securities from 19.1% to 12.3% over the last six months, taking profits on bonds that became more fully valued.

        We are always on the lookout for "special situations," bonds that are attractively priced due to what we view as investor misperception. The bonds of Countrywide Credit Industries, the U.S.'s second largest servicer and originator of home mortgages, offers a current example. We think the bond is attractively priced due to investors' concern that a potential wave of refinancing could reduce revenue and cash flow in Countrywide's mortgage servicing business. However, the WAC (weighted average interest rate) of the mortgages Countrywide services approximates the rates on no-point mortgages being offered today. So, we believe rates would have to come down quite a bit before significant refinancings would have a materially negative impact on the company's mortgage servicing business. If they do, we think Countrywide is well positioned to take up the slack in its mortgage servicing business by increasing revenue and cash flow from originating new mortgages. At the close of second-half fiscal 1997, the Countrywide Funding 7.31%s of 8/28/2000 were priced at $102.71 to yield 6.24%; in our view, an attractive yield for a piece of paper maturing in under three years. Of course, we reserve the right to change our opinion on any bond in our portfolios, but currently we like the prospects for this one.

        LIMITED MATURITY BOND FUND The fund's weighted average duration was extended from 1.9 years at the beginning of second half fiscal 1997 to a peak of
2.3 years in October to take advantage of declining interest rates. In the last week of October, believing the bond market had become temporarily overbought as equities investors flocked to bonds in the midst of the stock market's instability, we reduced duration to 2.0 years.

        Our sector allocation has not changed significantly over the last six months. As of October 31, 1997, 68.8% of assets were in corporate bonds, 20.5% in asset-backed securities, 7.7% in mortgages, and the remaining 3.0% in Government Agencies and cash equivalents. Once again, our high-yield investments performed well. So well, in fact, that we took some profits in high-yield bonds that had become fully priced, and in September had reduced our high-yield positions from approximately 9.6% of the portfolio at the start of second half fiscal 1997 to 6.0%. Since then, we took advantage of what we believe to be more attractive pricing in the high-yield sector to build our positions back up to 8.8% of the fund's assets at the close of fiscal 1997.

        One of our successful investment strategies over the last six months is something that we didn't do--namely, invest in Southeast Asia. We can have up to 25% of the Fund's assets in non-dollar-denominated foreign bonds and as much as we want in dollar-denominated bonds of foreign issuers. While the fund will take advantage of foreign opportunities, we are very careful in our credit analysis. In recent years, countries such as Thailand, Korea, Malaysia and Indonesia have been major issuers of U.S. dollar-denominated debt in the U.S. bond market. All of these countries had strong investment-grade ratings from the major rating agencies and powerful sponsorship from the key Wall Street underwriters. We took a hard look at these offerings and our analysis showed these bonds to have below investment-grade risk characteristics with huge downside risk if the supply of external capital dried up. Our concerns were confirmed when currency turmoil, which began in July and accelerated through the Fall, overwhelmed these countries and sent bonds plummeting.

        In the corporate sector, we have been modestly increasing our exposure to utility company bonds. Due to concerns about the deregulation of the industry, utilities bonds have been out of favor with the credit rating agencies and investors in recent years. Now, the dust is settling and we are seeing evidence that financially strong and well-managed utilities companies can survive and prosper in this new environment. In addition, regulators thus far appear disposed to protecting bond holders during this transition period. We see the potential for solid returns in utilities bonds such as Cleveland Electric Illuminating Co. 7.19%s of 7/1/2000 and Central Maine Power 7.05%s of 3/l/2008, two of our portfolio holdings. Of course, these bonds are examples of our current perspective on utilities bonds, and if fundamentally warranted, our investment opinions can change.

        In closing, we are gratified by our fixed-income funds' performance in second half and full fiscal year 1997. Favorable economic and supply/demand fundamentals for bonds remain intact. We also expect investors' renewed enthusiasm for bonds will carry over into 1998.

        Sincerely,
        /s/ Theodore P. Giuliano
        Theodore P. Giuliano
        President and Trustee
        Neuberger&Berman Income Funds

                       COMPARISON OF A $10,000 INVESTMENT
Neuberger&Berman                                            October 31, 1997
------------------------------------------------------------------------------

EDGAR PRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                          Ultra Short                   6-Month Salomon
                           Bond Fund                  Treasury Bill Index
1987                        $10,000                         $10,000
1988                        $10,716                         $10,673
1989                        $11,686                         $11,603
1990                        $12,619                         $12,555
1991                        $13,583                         $13,384
1992                        $14,186                         $13,961
1993                        $14,687                         $14,417
1994                        $14,975                         $14,990
1995                        $15,912                         $15,885
1996                        $16,744                         $16,746
1997                        $17,764                         $17,656
Average Annual Total Return(1)

                          Ultra Short                   6-Month Salomon
                           Bond Fund                     Treasury Bill
1 Year                     +6.09%                          +5.43%
5 Year                     +4.60%                          +4.81%
10 Year                    +5.91%                          +5.85%
Life of Fund               +5.85%                          +5.87%

        The inception date of Neuberger&Berman Ultra Short Bond Fund(R) is 11/7/86.

        Neuberger&Berman Management Inc.(R) has voluntarily undertaken to reimburse Ultra Short Bond Fund for its operating expenses and its pro rata share of its Portfolio's operating expenses which, in the aggregate, exceed .65% per annum of Ultra Short Bond Fund's average daily net assets. This arrangement can be terminated upon 60 days' prior written notice. Absent such arrangement, the average annual total returns would have been less.

1. "Total Return" includes reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Trust and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2. The 6-Month Salomon Treasury Bill Index is an unmanaged index of the 6 most recent 6-month Treasury bill securities. This index consists of a moving 6-month average yield (not total return) of the 6-month Treasury bills. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Neuberger&Berman Management Inc. and include reinvestment of all dividends and capital gain distributions. The Portfolio invests in many securities not included in the above-described index.

                       COMPARISON OF A $10,000 INVESTMENT
Neuberger&Berman                                              October 31, 1997
-------------------------------------------------------------------------------

EDGAR PRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                   Limited Maturity             Merrill-Lynch 1-3 Year
                      Bond Fund                     Treasury Index
1987                   $10,000                         $10,000
1988                   $10,825                         $10,758
1989                   $11,859                         $11,771
1990                   $12,791                         $12,800
1991                   $14,184                         $14,244
1992                   $15,300                         $15,411
1993                   $16,384                         $16,308
1994                   $16,404                         $16,501
1995                   $17,770                         $17,978
1996                   $18,736                         $19,040
1997                   $20,041                         $20,275
Average Annual Total Return(1)
                  Limited Maturity             Merrill-Lynch 1-3 Year
                     Bond Fund                     Treasury Index
1 Year                 +6.97%                          +6.49%
5 Year                 +5.55%                          +5.64%
10 Year                +7.20%                          +7.32%
Life of Fund           +6.98%                          +7.34%


        The inception date of Neuberger&Berman Limited Maturity Bond Fund(R) is 6/9/86.

        Neuberger&Berman Management Inc.(R) has voluntarily undertaken to reimburse Limited Maturity Bond Fund for its operating expenses and its pro rata share of its Portfolio's operating expenses which, in the aggregate, exceed .70% per annum of Limited Maturity Bond Fund's average daily net assets. This arrangement can be terminated upon 60 days' prior written notice. Absent such arrangement, the average annual total returns would have been less.

1. "Total Return" includes reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Trust and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2. The Merrill Lynch 1-3 Treasury Index is an unmanaged total return market value index consisting of all coupon-bearing U.S. Treasury publicly placed debt securities with maturities between 1 and 3 years. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Neuberger&Berman Management Inc. and include reinvestment of all dividends and capital gain distributions. The Portfolio invests in many securities not included in the above-described index.

                         NEUBERGER & BERMAN INCOME FUNDS
                  NEUBERGER & BERMAN LIMITED MATURITY BOND FUND

                           605 THIRD AVENUE, 2ND FLOOR
                          NEW YORK, NEW YORK 10158-0180

                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 23, 1998

        This Statement of Additional Information ("SAI") relates specifically to the reorganization of Neuberger & Berman Ultra Short Bond Fund ("Ultra Short Bond Fund") into Neuberger & Berman Limited Maturity Bond Fund ("Limited Maturity Bond Fund"), whereby Ultra Short Bond Fund will transfer substantially all of its assets from Neuberger & Berman Ultra Short Bond Portfolio ("Ultra Short Bond Portfolio") to Neuberger & Berman Limited Maturity Bond Portfolio ("Limited Maturity Bond Portfolio"), and shareholders in Ultra Short Bond Fund will receive shares of Neuberger & Berman Limited Maturity Bond Fund ("Limited Maturity Bond Fund"), in exchange for their shares of Ultra Short Bond Fund. This Statement of Additional Information consists of the information set forth herein and the following described documents, each of which is incorporated by reference herein (legally forms a part of the SAI):

        (1) The audited financial statements of Neuberger & Berman Limited Maturity Bond Fund and Neuberger & Berman Ultra Short Bond Fund (series of Neuberger & Berman Income Funds) and the audited financial statements of Neuberger & Berman Limited Maturity Bond Portfolio and Neuberger & Berman Ultra Short Bond Portfolio (series of Income Managers Trust) included in the Annual Report to Shareholders of Neuberger & Berman Income Funds for the fiscal year ended October 31, 1997, previously filed on EDGAR, Accession Number 0000898432-97-000531.

        (2) The Statement of Additional Information of Neuberger & Berman Income Funds, dated February 3, 1997, as supplemented on June 26, 1997, previously filed on EDGAR, Accession Number 0000898432-97-00039 and 0000898432-97-0000328, respectively, except for the information contained herein, which has been updated as of the fiscal year ended October 31, 1997.

        This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Prospectus and Information Statement dated January 23, 1998 relating to the above-referenced matter. A copy of the Prospectus and Information Statement may be obtained by calling Neuberger & Berman Management Incorporated at 800-877-9700.

TRUSTEES' AND OFFICERS' COMPENSATION


                                    TABLE OF COMPENSATION
                               FOR FISCAL YEAR ENDED 10/31/97
                               ------------------------------

                                    Aggregate            Total Compensation from Trusts in
Name and Position                   Compensation         the Neuberger & Berman Fund
with the Trust                      from the Trust       Complex Paid to Trustees
-----------------                   --------------       ---------------------------------

John Cannon                           $16,504              $34,500
Trustee                                                    (2 other investment companies)

Charles DeCarlo                       $3,293               $8,000
Trustee (retired 12/96)                                    (2 other investment companies)

Stanley Egener                        $ 0                  $ 0
Chairman of the Board, Chief                               (9 other investment companies)
Executive Officer, and Trustee

Theodore P. Giuliano                  $ 0                  $ 0
President and Trustee                                      (2 other investment companies)

Barry Hirsch                          $14,809              $30,500
Trustee                                                    (2 other investment companies)

Robert A. Kavesh                      $16,504              $35,000
Trustee                                                    (2 other investment companies)

Harold R. Logan                       $3,293               $8,000
Trustee (retired 12/96)                                    (2 other investment companies)

William E. Rulon                      $14,809              $30,500
Trustee                                                    (2 other investment companies)

Candace L. Straight                   $14,809              $31,500
Trustee                                                    (2 other investment companies)



FEES PAID TO INVESTMENT MANAGER

        Limited Maturity Bond Fund accrued management and administration fees of the following amounts (before any reimbursement of the Fund, described below) for the fiscal years ended October 31, 1997, 1996, and 1995:

                             1997                  1996               1995
                             ----                  ----               ----
                         $1,275,694            $1,480,085         $1,522,574

        Neuberger & Berman Management Incorporated ("N&B Management") has voluntarily undertaken to reimburse Limited Maturity Bond Fund for its Operating Expenses (including fees under the Administration Agreement) and the Fund's pro rata share of the corresponding Portfolio's Operating Expenses (including fees under the Management Agreement) that exceed, in the aggregate, 0.70% per annum of the Fund's average daily net assets. Operating Expenses exclude interest, taxes, brokerage commissions, and extraordinary expenses. N&B Management can terminate this undertaking by giving the Fund at least 60 days' prior written notice. For the fiscal years ended October 31, 1997, 1996, and 1995, N&B Management reimbursed Limited Maturity Bond Fund the following amounts of expenses: $20,974, $16,575, and $32,042, respectively.


AMOUNT OF SECURITIES HELD BY "REGULAR BROKERS OR DEALERS"

        During the fiscal year ended October 31, 1997, Limited Maturity Bond Portfolio acquired securities of the following of its "regular brokers or dealers": Goldman, Sachs & Co.; Merrill Lynch, Pierce, Fenner & Smith Inc. At October 31, 1997, that Portfolio held the securities of its "regular brokers or dealers" with an aggregate value as follows: Goldman, Sachs & Co., $5,211,285; Merrill Lynch, Pierce, Fenner & Smith Inc., $5,269,344.


YIELD INFORMATION

        The annualized yield for Limited Maturity Bond Fund for the 30-day period ended October 31, 1997, was 5.85%.

                           NOTES TO PRO FORMA COMBINED
                        FINANCIAL STATEMENTS (UNAUDITED)

        The accompanying unaudited Pro Forma Combined Schedule of Investments and Statement of Assets and Liabilities as of October 31, 1997 and the unaudited Statement of Operations for the year ended October 31, 1997, are intended to present the financial condition and related results of operations of Neuberger & Berman Limited Maturity Bond Fund ("Limited Maturity Bond Fund") and Neuberger & Berman Limited Maturity Bond Portfolio ("Limited Maturity Bond Portfolio") as if the reorganization with Neuberger & Berman Ultra Short Bond Fund ("Ultra Short Bond Fund") and Neuberger & Berman Ultra Short Bond Portfolio ("Ultra Short Bond Portfolio"), respectively, had been consummated on that date. Certain expenses have been adjusted to reflect the expected operations of the combined entities.

        Certain expenses will be reduced due to the elimination of duplicate services. It is estimated that costs of approximately $102,500 associated with the Reorganization will be charged to the Funds in proportion to their respective net assets. The pro forma combined financial statements reflect the current expense cap of Limited Maturity Bond Fund, 0.70% of the average daily net assets of the Fund, which will continue to be the expense cap for that Fund following the Reorganization. (This expense cap is voluntary and may be terminated by N&B Management at any time upon 60 days' notice to the Fund.)

        The pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred at October 31, 1997. The pro forma combined financial statements should be read in conjunction with the separate annual audited financial statements of the constituent Funds and Portfolios incorporated by reference into this Statement of Additional Information.


STATEMENTS OF OPERATIONS
Neuberger&Berman                                                                                 For the Year Ended October 31, 1997
                                                                                                                         (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
    Income Funds

                                                             ULTRA SHORT   LIMITED MATURITY                   PRO FORMA
(000'S OMITTED)                                              BOND FUND         BOND FUND      ADJUSTMENTS     COMBINED
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Investment income from corresponding Portfolio             $4,419         $17,260                --           $21,679
                                                             -----------------------------------------------------------------
  Expenses:
    Administration fee                                          191             661                --               852
    Auditing fees                                                 8               8               (8)                 8
    Custodian                                                    10              10              (10)                10
    fees
    Legal fees                                                   13              20              (13)                20
    Registration and                                             24              28              (24)                28
    filing fees
    Shareholder reports                                          23              31               (9)                45
    Shareholder servicing agent fees                             62             163              (38)               187
    Trustees' fees and                                            8              15               (1)                22
    expenses
    Miscellaneous                                                 2               4               (2)                 4
    Expenses from corresponding Portfolio                       291             806              (78)             1,019
                                                             -----------------------------------------------------------
        Total expenses                                          632           1,746             (183)             2,195
    Expenses reimbursed by administrator and reduced by
        custodian fee and shareholder servicing                (171)            (30)             171                (30)
        expense offset arrangement
                                                             -----------------------------------------------------------
        Total net expenses                                      461           1,716              (12)             2,165
                                                             -----------------------------------------------------------
        Net investment                                        3,958          15,544               12              19,514
        income
                                                             -----------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 FROM CORRESPONDING PORTFOLIO
   Net realized gain on investment securities                    20           1,435                --             1,455
   Net realized loss on financial futures contracts               -          (2,400)               --            (2,400)
   Net realized gain on foreign currency transactions             -              15                --                15
   Change in net unrealized appreciation (depreciation)
     of investment securities, financial futures contracts,
     translation of assets and liailities in foreign




                                       5

STATEMENTS OF OPERATIONS
Neuberger&Berman                                                                            For the Year Ended October 31, 1997
                                                                                                                    (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------
    Income Funds

                                                             ULTRA SHORT   LIMITED MATURITY                   PRO FORMA
(000'S OMITTED)                                              BOND FUND         BOND FUND      ADJUSTMENTS     COMBINED
--------------------------------------------------------------------------------------------------------------------------------

     currencies, and foreign currency contracts                  71           2,103                --             2,174
                                                             -------------------------------------------------------------------

         Net gain on investments from corresponding              91           1,153                --             1,244
           Portfolio
                                                             -------------------------------------------------------------------
         Net increase in net assets resulting                $4,049         $16,697                12           $20,758
           from operations                                   -------------------------------------------------------------------











                                       6




STATEMENTS OF ASSETS AND LIABILITIES
Neuberger&Berman                                                                                October 31, 1997 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------
                          Income Funds

                                                           ULTRA SHORT      LIMITED MATURITY        PRO FORMA
(000'S OMITTED EXCEPT PER SHARE AMOUNTS)                    BOND FUND          BOND FUND            COMBINED
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
           Investment in corresponding Portfolio, at              $49,935             $255,497            $305,432
           value
           Receivable for Trust shares sold                             7                  321                 328
                                                         ----------------------------------------------------------
                                                                   49,942              255,818             305,760
                                                         ----------------------------------------------------------
LIABILITIES
           Dividends payable                                           39                  196                 235
           Payable for Trust shares redeemed                           81                   91                 172
           Payable to                                                   4                   64                  68
           administrator--net
           Accrued expenses                                            29                   61                  90
                                                         ----------------------------------------------------------
                                                                      153                  412                 565
                                                         ----------------------------------------------------------
NET ASSETS at value                                               $49,789             $255,406            $305,195
                                                         ----------------------------------------------------------
NET ASSETS consist of:
           Par value                                         $          5        $          25       $          30
           Paid-in capital in excess of par                        53,703              264,602             318,305
           value
           Accumulated net realized losses on investment          (4,327)             (10,277)            (14,604)
           Net unrealized appreciation in value of                    408                1,056               1,464
           investment
                                                         ----------------------------------------------------------
NET ASSETS at value                                               $49,789             $255,406            $305,195
                                                         ----------------------------------------------------------
SHARES OUTSTANDING
           ($.001 par value; unlimited shares                       5,229               25,461              30,425
           authorized)
                                                         ----------------------------------------------------------
NET ASSET       offering and redemption price per share             $9.52               $10.03              $10.03
VALUE,
                                                         ----------------------------------------------------------





                                       7




SCHEDULE OF INVESTMENTS
Neuberger&Berman                                                                                                    October 31, 1997
                                                                                                                         (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                              LIMITED       PRO
   Principal                                                                                                  MATURITY      FORMA
     Amount                                                                 Rating         ULTRA SHORT        BOND          COMBINED
(000's omitted)                                                        Moody's     S&P     BOND PORTFOLIO     PORTFOLIO     VALUE
-----------------                                                      -------------------------------------------------------------
          U.S. TREASURY SECURITIES (5.2%)
    $  40 U.S. Treasury Notes, 7.375%, due 11/15/97                    TSY          TSY                            40     $     40
      540 U.S. Treasury Notes, 6.50%, due 4/30/99                      TSY          TSY                           547          547
    4,655 U.S. Treasury Notes, 6.875%, due 8/31/99                     TSY          TSY                                      4,751
                                                                                             $    4,751
    1,785 U.S. Treasury Notes, 5.875%, due 2/15/00                     TSY          TSY           1,791                      1,791
    4,220 U.S. Treasury Notes, 6.75%, due 4/30/00                      TSY          TSY           4,320                      4,320
      340 U.S. Treasury Notes, 6.375%, due 5/15/00                     TSY          TSY             345                        345
    3,895 U.S. Treasury Notes, 6.00%, due 8/15/00                      TSY          TSY           3,926                      3,926
    2,629 U.S. Treasury Inflation-Indexed Notes, 3.375%, due 1/15/07   TSY          TSY                         2,591        2,591
                                                                                           ----------------------------------------
        TOTAL U.S. REASURY SECURITIES (COST $14,949, $3,219, AND $18,168 RESPECTIVELY)           15,133         3,178       18,311
                                                                                           ----------------------------------------
        U.S. GOVERNMENT AGENCY SECURITIES (5.6%)
   19,080 Federal Home Loan Bank, Discount Notes, 5.50% & 5.54%,       AGY          AGY           3,283        15,788       19,071
          due 11/3/97
      250 Federal Home Loan Bank, Variable Rate Notes, 4.704%, due     AGY          AGY             249                        249
          1/29/98
      500 Federal Home Loan Bank, Variable Rate Notes, 4.729%, due     AGY          AGY             498                        498
          2/25/98
                                                                                           ----------------------------------------
          TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $4,033, $15,790, AND $19,823              4,030        15,788       19,818
          RESPECTIVELY)
                                                                                           ----------------------------------------
          MORTGAGE-BACKED SECURITIES (10.3%)
FANNIE MAE
      118 Balloon Pass-Through Certificates, 9.00%, due                AGY          AGY                           122          122
          12/1/97-8/1/98
      207 Balloon Pass-Through Certificates, 8.50%, due                AGY          AGY                           214          214
          3/1/98-11/1/98


                                       8


SCHEDULE OF INVESTMENTS
Neuberger&Berman                                                                                                    October 31, 1997
                                                                                                                         (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                              LIMITED       PRO
   Principal                                                                                                  MATURITY      FORMA
     Amount                                                                 Rating         ULTRA SHORT        BOND          COMBINED
(000's omitted)                                                        Moody's     S&P     BOND PORTFOLIO     PORTFOLIO     VALUE
-----------------                                                      -------------------------------------------------------------

    2,156 Balloon Pass-Through Certificates, 7.00%, due 8/1/03         AGY          AGY           2,182                      2,182
      396 REMIC Floating Rate CMO, Ser. 1992-59F, 6.05625%, due        AGY          AGY                           397          397
          8/25/06
    7,652 Pass-Through Certificates, 7.00%, due 9/1/03 & 6/1/11        AGY          AGY                         7,801        7,801
    7,541 Pass-Through Certificates, 7.50%, due 7/1/11 & 9/1/11        AGY          AGY           2,195         5,535        7,730
FREDDIE MAC
       18 Mortgage Participation Certificates, 11.50%, due 5/1/00      AGY          AGY              19                         19
    3,155 Gold Balloon Mortgage Participation Certificates, 6.50%,     AGY          AGY           3,173                      3,173
          due 9/1/98-11/1/00
      172 Mortgage Participation Certificates, 10.50%, due 6/1/00 &    AGY          AGY              61           120          181
          12/1/00
      416 Mortgage Participation Certificates, 8.50%, due 10/1/01      AGY          AGY                           428          428
    1,484 Gold Balloon Mortgage Participation Certificates, 7.50%,     AGY          AGY           1,517                      1,517
          due 11/1/01
      357 ARM Certificates, 7.00%, due 1/1/17 & 2/1/17                 AGY          AGY                           363          363
      617 ARM Certificates, 7.125%, due 3/1/17                         AGY          AGY                           628          628
GENERAL NATIONAL MORTGAGE ASSOCIATION
    2,211 Pass-Through Certificates, 7.50%, due 10/15/09-10/15/10      AGY          AGY           2,274                      2,274
    8,960 Pass-Through Certificates, 7.00%, due 4/15/11 & 1/15/27      AGY          AGY           2,208         6,825        9,033
      151 Pass-Through Certificates, 12.00%, due 5/15/12-3/15/15       AGY          AGY                           172          172
                                                                                           ----------------------------------------
           TOTAL MORTGAGE-BACKED SECURITIES (COST $13,489, $22,067, AND $35,556                  13,629        22,605       36,234
          RESPECTIVELY)
                                                                                           ----------------------------------------
          ASSET-BACKED SECURITIES (19.1%)
      767 Capita Equipment Receivables Trust, Ser. 1996-1, Class       Aaa          AAA             768                        768
          A-2, 5.95%, due 7/15/98
       77 Daimler-Benz Auto Grantor Trust, Ser. 1993-A, Class A,       Aaa          AAA              77                         77
          3.90%, due 10/15/98


                                       9


SCHEDULE OF INVESTMENTS
Neuberger&Berman                                                                                                    October 31, 1997
                                                                                                                         (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                              LIMITED       PRO
   Principal                                                                                                  MATURITY      FORMA
     Amount                                                                 Rating         ULTRA SHORT        BOND          COMBINED
(000's omitted)                                                        Moody's     S&P     BOND PORTFOLIO     PORTFOLIO     VALUE
-----------------                                                      -------------------------------------------------------------

       15 USAA Auto Loan Grantor Trust, Automobile Loan                Aaa          AAA              15                         15
          Pass-Through Certificates, Ser. 1993-1, 3.90%, due 3/15/99
    6,300 Capita Equipment Receivables Trust, Ser. 1996-1, Class       Aaa          AAA                         6,332        6,332
          A-3, 6.11%, due 7/15/99
    1,600 Chase Manhattan Grantor Trust, Automobile Loan               Aaa          AAA           1,601                      1,601
          Pass-Through Certificates, Ser. 1997-A, Class A-2, 5.95%,
          due 10/15/99
    5,710 PNC Student Loan Trust I, Ser. 1997-2, Class A-2, 6.138%,    Aaa          AAA                         5,734        5,734
          due 1/25/00
      676 Premier Auto Trust, Ser. 1997-1, Class A-2, 5.90%, due       Aaa          AAA             677                        677
          4/6/00
      696 Ford Credit Grantor Trust, Ser. 1995-A, Class A, 5.90%,      Aaa          AAA             695                        695
          due 5/15/00
    3,820 Chase Manhattan Auto Owner Trust, Ser. 1996-C, Class A-3,    Aaa          AAA                         3,826        3,826
          5.95%, due 11/15/00
    6,927 Money Store Auto Grantor Trust, Ser. 1997-2, Class A-1,      Aaa          AAA                         6,948        6,948
          6.17%, due 3/20/01
    1,178 Chase Manhattan Grantor Trust, Automobile Loan               Aaa          AAA           1,177                      1,177
          Pass-Through Certificates, Ser. 1995-A, 6.00%, due 9/17/01
    5,178 Banc One Auto Grantor Trust, Ser. 1996-B, Class A, 6.55%,    Aaa          AAA           1,936         3,282        5,218
          due 2/15/03
    6,500 Ford Credit Auto Loan Master Trust, Auto Loan                Aaa          AAA                         6,411        6,411
          Certificates, Ser. 1996-1, 5.50%, due 2/15/03
      448 Honda Auto Receivables Grantor Trust, Ser. 1997-A, Class     Aaa          AAA             448                        448
          A, 5.85%, due 2/15/03
    5,600 Chase Credit Card Master Trust, Ser. 1997-2, Class A,        Aaa          AAA                         5,649        5,649
          6.30%, due 4/15/03


                                       10


SCHEDULE OF INVESTMENTS
Neuberger&Berman                                                                                                    October 31, 1997
                                                                                                                         (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                              LIMITED       PRO
   Principal                                                                                                  MATURITY      FORMA
     Amount                                                                 Rating         ULTRA SHORT        BOND          COMBINED
(000's omitted)                                                        Moody's     S&P     BOND PORTFOLIO     PORTFOLIO     VALUE
-----------------                                                      -------------------------------------------------------------

    2,590 Navistar Financial Owner Trust, Ser. 1996-B, Class A-3,      Aaa          AAA                         2,606        2,606
          6.33%, due 4/21/03
    5,330 World Omni Automobile Lease Securitization Trust, Ser.       Aaa          AAA                         5,446        5,446
          1997-A, Class A-3, 6.85%, due 6/25/03
    3,839 Chevy Chase Auto Receivables Trust, Ser. 1996-2, Class A,    Aaa          AAA                         3,827        3,827
          5.90%, due 7/15/03
    5,000 Standard Credit Card Master Trust I, Credit Card             Aaa          AAA                         5,397        5,397
          Participation Certificates, Ser. 1994-4, Class A, 8.25%,
          due 11/7/03
    4,680 IMC Excess Cashflow Trust, Ser. 1997-A, 7.41%, due           BBB                                      4,686        4,686
          11/27/28
                                                                                           ----------------------------------------
           TOTAL ASSET-BACKED SECURITIES (COST $7,372, $60,025, AND $67,397 RESPECTIVELY)         7,394        60,144       67,538
                                                                                           ----------------------------------------
          BANKS & FINANCIAL INSTITUTIONS (24.7%)
    3,500 Merrill Lynch & Co., Inc., Medium-Term Notes, Ser. B,        Aa3          AA-           3,536                      3,536
          6.64%, due 4/9/99
    2,000 AT&T Capital Corp., Medium-Term Notes, Ser. 1997-4,          Baa3         BBB           2,025                      2,025
          6.92%, due 4/29/99
    5,250 Household Finance Corp., Medium-Term Notes, 6.62%, due        A2           A                          5,295        5,295
          5/28/99
    5,240 Merrill Lynch & Co., Inc., Medium-Term Notes, Ser. B,        Aa3          AA-                         5,269        5,269
          6.28%, due 6/25/99
    4,850 Chase Manhattan Bank USA, Senior Global Bank Notes,          Aa2          A+                          4,847        4,847
          5.875%, due 8/4/99
    3,500 Associates Corp. of North America, Senior Notes, 6.375%,     Aa3          AA-           3,524                      3,524
          due 8/15/99
    5,180 CIT Group Holdings, Inc., Medium-Term Notes, 6.25%, due      Aa3          A+                          5,204        5,204
          10/25/99


                                       11


SCHEDULE OF INVESTMENTS
Neuberger&Berman                                                                                                    October 31, 1997
                                                                                                                         (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                              LIMITED       PRO
   Principal                                                                                                  MATURITY      FORMA
     Amount                                                                 Rating         ULTRA SHORT        BOND          COMBINED
(000's omitted)                                                        Moody's     S&P     BOND PORTFOLIO     PORTFOLIO     VALUE
-----------------                                                      -------------------------------------------------------------

    3,940 First National Bank of Commerce, Senior Bank Notes,           A2          A-                          3,982        3,982
          6.50%, due 1/14/00
    3,980 HomeSide Lending, Inc., Notes, 6.875%, due 5/15/00           Baa2         BBB                         4,033        4,033
    5,000 Smith Barney Holdings Inc., Notes, 7.00%, due 5/15/00         A2           A                          5,106        5,106
    1,300 Lehman Brothers Holdings Inc., Medium-Term Notes, Ser. E,    Baa1          A            1,325                      1,325
          7.08%, due 5/22/00
    1,800 International Lease Finance Corp., Notes, 6.625%, due         A1          A+            1,822                      1,822
          6/1/00
    5,400 Comdisco, Inc., Notes, 6.50%, due 6/15/00                    Baa1        BBB+                         5,438        5,438
    3,150 Countrywide Funding Corp., Medium-Term Notes, Ser. A,         A3           A            3,235                      3,235
          7.31%, due 8/28/00
    7,090 Associates Pass-Through Asset Trust, Ser. 1997-1, 6.45%,     Aa3          AA-                         7,141        7,141
          due 9/15/00
    5,000 Lehman Brothers Holdings Inc., Medium-Term Notes, Ser. E,    Baa1          A                          5,078        5,078
          6.89%, due 10/10/00
    1,725 Lehman Brothers Holdings Inc., Medium-Term Notes, Ser. E,    Baa1          A                          1,739        1,739
          6.65%, due 11/8/00
    3,000 Aristar, Inc., Senior Notes, 6.125%, due 12/1/00              A3          A-            2,983                      2,983
    6,600 Capital One Bank, Bank Notes, 5.95%, due 2/15/01             Baa3        BBB-                         6,503        6,503
    3,550 Riggs National Corp., Subordinated Notes, 8.50%, due         Ba1          BB-                         3,692        3,692
          2/1/06
    5,150 Goldman Sachs Group, L.P., Global Notes, 6.75%, due           A1          A+                          5,211        5,211
          2/15/06
                                                                                           ----------------------------------------
           TOTAL BANKS & FINANCIAL INSTITUTIONS (COST $18,342, $68,137, AND $86,479              18,450        68,538       86,988
          RESPECTIVELY)
                                                                                           ----------------------------------------
          CORPORATE DEBT SECURITIES (38.7%)
    2,780 Colonial Gas Co., Medium-Term Notes, Ser. A, 6.20%, due      Baa1         A-                          2,785        2,785
          3/18/98


                                       12


SCHEDULE OF INVESTMENTS
Neuberger&Berman                                                                                                    October 31, 1997
                                                                                                                         (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                              LIMITED       PRO
   Principal                                                                                                  MATURITY      FORMA
     Amount                                                                 Rating         ULTRA SHORT        BOND          COMBINED
(000's omitted)                                                        Moody's     S&P     BOND PORTFOLIO     PORTFOLIO     VALUE
-----------------                                                      -------------------------------------------------------------

    6,400 Alco Capital Resource, Inc., Medium-Term Notes, Ser. B,       A3          A-                          6,361        6,361
          5.46%, due 2/22/99
    1,900 American Standard Inc., Senior Notes, 10.875%, due 5/15/99   Ba3          BB-                         2,002        2,002
    7,000 Lockheed Martin Corp., Notes, 6.55%, due 5/15/99              A3         BBB+                         7,066        7,066
    4,800 NWCG Holdings Corp., Notes, Zero-Coupon, Yielding 7.05%,     Ba2         BBB-                         4,320        4,320
          due 6/15/99
    5,200 Williams Holdings of Delaware, Inc., Medium-Term Notes,      Baa2        BBB-                         5,225        5,225
          Ser. A, 6.40%, due 6/17/99
    4,070 Chrysler Financial Corp., Medium-Term Notes, Ser. Q,          A3           A                          4,098        4,098
          6.37%, due 6/21/99
    2,710 Arkla, Inc., Notes, 8.875%, due 7/15/99                      Baa3         BBB                         2,825        2,825
    4,680 Time Warner Pass-Through Asset Trust, Ser. 1997-2, 4.90%,    Ba1         BBB-                         4,573        4,573
          due 7/29/99
    1,000 General Motors Acceptance Corp., Medium-Term Notes,           A3          A-            1,002                      1,002
          6.15%, due 9/20/99
    4,800 Norfolk Southern Corp., Notes, 6.70%, due 5/1/00             Baa1        BBB+                         4,859        4,859
    3,610 Cleveland Electric Illuminating Co., Secured Notes, Ser.     Ba1          BB+                         3,655        3,655
          A, 7.19%, due 7/1/00
    4,550 Arvin Industries, Inc., Notes, 10.00%, due 8/1/00            Ba1         BBB-                         4,936        4,936
    2,000 Ford Motor Credit Co., Medium-Term Notes, 6.84%, due          A1           A                          2,038        2,038
          8/16/00
    6,370 MedPartners, Inc., Senior Subordinated Notes, 6.875%, due    Ba2         BBB-                         6,380        6,380
          9/1/00
    2,000 American General Finance Corp., Senior Notes, 6.125%, due     A2          A+            2,006                      2,006
          9/15/00
    2,510 Chesapeake Corp., Notes, 10.375%, due 10/1/00                Baa3         BBB                         2,775        2,775
    1,730 BHP Finance (USA) Limited, Guaranteed Notes, 5.625%, due      A2           A                          1,708        1,708
          11/1/00


                                       13


SCHEDULE OF INVESTMENTS
Neuberger&Berman                                                                                                    October 31, 1997
                                                                                                                         (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                              LIMITED       PRO
   Principal                                                                                                  MATURITY      FORMA
     Amount                                                                 Rating         ULTRA SHORT        BOND          COMBINED
(000's omitted)                                                        Moody's     S&P     BOND PORTFOLIO     PORTFOLIO     VALUE
-----------------                                                      -------------------------------------------------------------

      500 Congoleum Corp., Senior Notes, 9.00%, due 2/1/01              B1          BB-                           507          507
    5,200 General Motors Acceptance Corp., Medium-Term Notes,           A3          A-                          5,501        5,501
          8.125%, due 3/1/01
    3,470 Revlon Worldwide Corp., Senior Secured Notes, Ser. B,         B3          B-                          2,407        2,407
          Zero-Coupon, Yielding 10.75% & 10.959%, due 3/15/01
    2,290 Colonial Realty Limited Partnership, Senior Notes, 7.50%,    Baa3        BBB-                         2,372        2,372
          due 7/15/01
    4,160 Tyco International Ltd., Notes, 6.50%, due 11/1/01           Baa2         A-                          4,196        4,196
    2,965 ICI Wilmington Inc., Guaranteed Notes, 7.50%, due 1/15/02    Baa1         A-                          3,111        3,111
    2,835 Black & Decker Corp., Medium-Term Notes, Ser. A, 8.90%,      Baa2        BBB-                         3,095        3,095
          due 1/21/02
      900 Ford Motor Credit Co., Global Bonds, 6.50%, due 2/28/02       A1          A+              908                        908
    2,280 Fort James Corp., Senior Notes, 6.50%, due 9/15/02           Baa3        BBB-                         2,294        2,294
    1,000 Safeway Inc., Medium-Term Notes, 8.57%, due 4/1/03           Baa1         BBB                         1,091        1,091
    4,200 Stewart Enterprises, Inc., Notes, 6.70%, due 12/1/03         Baa3         BBB                         4,218        4,218
      620 Loomis Fargo & Co., Senior Subordinated Notes, 10.00%,        B3          B-                            618          618
          due 1/15/04
      175 Playtex Products, Inc., Senior Notes, Ser. B, 8.875%, due     B1          B+                            175          175
          7/15/04
      420 Iridium LLC, Senior Notes, Ser. C, 11.25%, due 7/15/05        B3          B-                            385          385
      190 ICN Pharmaceuticals, Inc., Senior Notes, 9.25%, due           B1          BB                            200          200
          8/15/05
    4,350 Bell Cablemedia plc, Senior Step Up Notes, Yielding          Baa3        BBB+                         3,763        3,763
          8.98%, due 9/15/05
    4,200 Heritage Media Corp., Senior Subordinated Notes, 8.75%,       B2         BBB-                         4,463        4,463
          due 2/15/06
    4,040 Mark IV Industries, Inc., Senior Subordinated Notes,         Ba2          BB+                         4,111        4,111
          7.75%, due 4/1/06



                                       14



SCHEDULE OF INVESTMENTS
Neuberger&Berman                                                                                                    October 31, 1997
                                                                                                                         (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                              LIMITED       PRO
   Principal                                                                                                  MATURITY      FORMA
     Amount                                                                 Rating         ULTRA SHORT        BOND          COMBINED
(000's omitted)                                                        Moody's     S&P     BOND PORTFOLIO     PORTFOLIO     VALUE
-----------------                                                      -------------------------------------------------------------

      400 Printpack, Inc., Senior Subordinated Notes, Ser. B,           B3          B+                            425          425
          10.625%, due 8/15/06
    2,825 Time Warner Inc., Notes, 8.11%, due 8/15/06                  Ba1         BBB-                         3,051        3,051
      400 Commonwealth Aluminum Corp., Senior Subordinated Notes,       B2          B-                            429          429
          10.75%, due 10/1/06
      415 Evenflo & Spalding Holdings Corp., Senior Subordinated        B3          B-                            354          354
          Notes, Ser. B, 10.375%, due 10/1/06
    4,950 MedPartners, Inc., Senior Notes, 7.375%, due 10/1/06         Baa3         BBB                         4,837        4,837
      500 Motors and Gears, Inc., Senior Notes, Ser. B, 10.75%, due     B3           B                            526          526
          11/15/06
      680 Newport News Shipbuilding Inc., Senior Subordinated           B1          B+                            707          707
          Notes, 9.25%, due 12/1/06
      857 AMTROL Inc., Senior Subordinated Notes, 10.625%, due          B3          B-                            870          870
          12/31/06
    1,275 Pen-Tab Industries, Inc., Senior Subordinated Notes, Ser.     B3          B-                          1,269        1,269
          B, 10.875%, due 2/1/07
      965 Fonda Group, Inc., Senior Subordinated Notes, Ser. B,         B3          B-                            924          924
          9.50%, due 3/1/07
      120 Tekni-Plex, Inc., Senior Subordinated Notes, Ser. B,          B3          B-                            131          131
          11.25%, due 4/1/07
      300 French Fragrances, Inc., Senior Notes, Ser. B, 10.375%,       B2          B+                            313          313
          due 5/15/07
    2,410 Owens-Illinois, Inc., Senior Debentures, 8.10%, due          Ba1          BB+                         2,553        2,553
          5/15/07
      405 AmeriServe Food Distribution, Inc., Senior Subordinated       B3          B-                            422          422
          Notes, 10.125%, due 7/15/07
      190 Safety Components International, Inc., Senior                 B3          B-                            197          197
          Subordinated Notes, 10.125%, due 7/15/07


                                       15



SCHEDULE OF INVESTMENTS
Neuberger&Berman                                                                                                    October 31, 1997
                                                                                                                         (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                              LIMITED       PRO
   Principal                                                                                                  MATURITY      FORMA
     Amount                                                                 Rating         ULTRA SHORT        BOND          COMBINED
(000's omitted)                                                        Moody's     S&P     BOND PORTFOLIO     PORTFOLIO     VALUE
-----------------                                                      -------------------------------------------------------------

      880 HydroChem Industrial Services, Inc., Senior Subordinated      B3          B-                            913          913
          Notes, Ser. B, 10.375%, due 8/1/07
    4,680 Interpool, Inc., Notes, 7.20%, due 8/1/07                    Ba1          BBB                         4,681        4,681
      190 Insilco Corp., Senior Subordinated Notes, 10.25%, due         B3          B+                            198          198
          8/15/07
    1,585 Central Maine Power & Co., General and Refunding Mortgage    Baa3         BB+                         1,568        1,568
          Bonds, Ser. Q, 7.05%, due 3/1/08
      360 KinderCare Learning Centers, Inc., Senior Subordinated        B3          B-                            354          354
          Notes, Ser. B, 9.50%, due 2/15/09
                                                                                           ----------------------------------------
           TOTAL CORPORATE DEBT SECURITIES (COST $3,893, $132,217, AND                            3,916       132,835      136,751
          $136,110)
                                                                                           ----------------------------------------
          TOTAL INVESTMENTS (103.6%)  (COST $62,078, $301,455, AND $363,533 RESPECTIVELY)        62,552       303,088      365,640

          Liabilities, less cash, receivables and other assets
          [(3.6%)]                                                                              (2,431)      (10,122)     (12,553)
                                                                                           ----------------------------------------

          TOTAL NET ASSETS (100.0%)                                                             $60,121      $292,966     $353,087
                                                                                           ----------------------------------------






                                       16






STATEMENTS OF OPERATIONS
                                                                                        For the Year Ended October 31, 1997
                                                                                        (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                    Income Managers Trust
                                                                          ULTRA SHORT      LIMITED MATURITY
                                                                             BOND                BOND                      PRO FORMA
(000'S OMITTED)                                                            PORTFOLIO           PORTFOLIO     ADJUSTMENTS   COMBINED
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
           Interest income                                                 $4,986           $19,575               $0       $24,561
                                                                         ----------------------------------------------------------
           Expenses:
                 Investment management fee                                    200               697               --           897
                 Accounting fees                                               10                10             (10)            10
                 Amortization of deferred organization
                    and initial offering expenses                               2                 5              (2)             5
                 Auditing                                                      23                24             (23)            24
                 fees
                 Custodian                                                     61               135             (30)           166
                 fees
                 Insurance expense                                              2                 6               --             8
                 Legal fees                                                    22                19             (22)            19
                 Trustees' fees and expenses                                    9                18              (1)            26
                                                                         ----------------------------------------------------------
                    Total expenses                                            329               914             (88)         1,155
                 Expenses reduced by custodian fee                              -                 -                -             -
                    expense offset arrangement
                                                                         ----------------------------------------------------------
                    Total net expenses                                        329               914             (88)         1,155
                                                                         ----------------------------------------------------------
                    Net investment                                          4,657            18,661              88         23,406
                    income
                                                                         ----------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
           Net realized gain on investment securities sold                     21             1,672               --         1,693
           Net realized loss on financial futures contracts                    --           (2,679)               --       (2,679)
           Net realized gain on foreign currency transactions                  --                17               --            17
           Change in net unrealized appreciation (depreciation)
           of investment securities,
                 financial futures contracts,
                 translation of assets and liabilities in
                 foreign currencies, and foreign currency contracts           115             2,266               --         2,381
                                                                         ----------------------------------------------------------
                    Net gain on investments                                   136             1,276               --         1,412
                                                                         ----------------------------------------------------------
                                                                         ----------------------------------------------------------

                    Net increase in net assets resulting from operations   $4,793           $19,937              88        $24,818
                                                                         ----------------------------------------------------------



                                       17





STATEMENTS OF ASSETS AND LIABILITIES
                                                                                                             October 31, 1997
                                                                                                                  (Unaudited)
------------------------------------------------------------------------------------------------------------------------------
                        Income Managers Trust
                                                          ULTRA SHORT        LIMITED MATURITY
                                                             BOND                  BOND               PRO FORMA
(000'S OMITTED)                                            PORTFOLIO             PORTFOLIO            COMBINED
--------------------------------------------------------------------------------------------------------------------
ASSETS
           Investments in securities, at market
           value*
              -see Schedule of Investments                        $62,552                $303,088          $365,640
           Cash                                                         4                       1                 5
           Deferred organization costs                                  1                       4                 5
           Interest receivable                                        676                   4,067             4,743
           Prepaid expenses and other                                   2                       6                 8
           assets
           Receivable for securities sold                               2                      44                46
                                                      --------------------------------------------------------------
                                                                   63,237                 307,210           370,447
                                                      --------------------------------------------------------------
LIABILITIES
           Payable for securities purchased                         3,067                  14,112            17,179
           Payable for variation margin                                --                      18                18
           Payable to investment manager                               13                      62                75
           Accrued expenses                                            36                      52                88
                                                      --------------------------------------------------------------
                                                                    3,116                  14,244            17,360
                                                      --------------------------------------------------------------
NET ASSETS Applicable to Investors' Beneficial                    $60,121                $292,966          $353,087
           Interests
                                                      --------------------------------------------------------------
NET ASSETS consist of:
           Paid-in                                                $59,647                $291,698          $351,345
           capital
           Net unrealized appreciation in value of
           investment
              securities and financial futures
              contracts

                                                                      474                   1,268             1,742
                                                      --------------------------------------------------------------
NET ASSETS                                                        $60,121                $292,966          $353,087
                                                      --------------------------------------------------------------
*Cost of investments                                              $62,078                $301,455          $363,533






                                       18

                         NEUBERGER & BERMAN INCOME FUNDS


                                     PART C

                                OTHER INFORMATION

Item 15.       Indemnification.
--------       ----------------

        A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

        Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

        Section 9 of the  Management  Agreement  between  Income  Managers Trust
("Managers Trust") and Neuberger and Berman Management Incorporated ("N&B Management") provides that neither N&B Management nor any director, officer or employee of N&B Management performing services for any series of Managers Trust (each a "Portfolio") at the direction or request of N&B Management in connection with N&B Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a Portfolio in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect N&B Management against any liability to Managers Trust or a Portfolio or its interestholders to which N&B Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of N&B Management's reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of N&B Management who is or was a trustee or officer of Managers Trust against any liability to Managers Trust or a Portfolio or its interestholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Managers Trust.

        Section 1 of the Sub-Advisory Agreement between N&B Management and Neuberger & Berman, L.P. ("Neuberger & Berman") with respect to Managers Trust provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of reckless disregard of its duties and obligations under the Agreement, Neuberger & Berman will not be subject to liability for any act or omission or any loss suffered by any Portfolio or its interestholders in connection with the matters to which the Agreement relates.

        Section 12 of the Administration Agreement between the Registrant and N&B Management provides that N&B Management will not be liable to the Registrant for any action taken or omitted to be taken by N&B Management or its employees, agents or contractors in carrying out the provisions of the Agreement if such action was taken or omitted in good faith and without negligence or misconduct on the part of N&B Management, or its employees, agents or contractors. Section 13 of the Administration Agreement provides that the Registrant shall indemnify N&B Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by N&B Management that result from: (i) any claim, action, suit or proceeding in connection with N&B Management's entry into or performance of the Agreement; or
(ii) any action taken or omission to act committed by N&B Management in the performance of its obligations under the Agreement; or (iii) any action of N&B Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of a Series; provided, that N&B Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of N&B Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Series, and not from assets belonging to any other Series of the Registrant. Section 14 of the Administration Agreement provides that N&B Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Registrant that result from: (i) N&B Management's failure to comply with the terms of the Agreement; or (ii) N&B Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of N&B Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than N&B Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of N&B Management, any affiliated person of N&B Management, or any affiliated person of an affiliated person of N&B Management.

        Section 11 of the Distribution Agreement between the Registrant and N&B Management provides that N&B Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16.     Exhibits.
-------      --------

             Exhibit
             Number          Description
             ------          -----------

             (1)             (a)     Certificate  of  Trust.   Incorporated   by
                                     Reference to  Post-Effective  Amendment No.
                                     21 to Registrant's  Registration Statement,
                                     File  Nos.  2-85229  and  811-3802,   EDGAR
                                     Accession No. 0000898432-96-000117.

                             (b) Trust Instrument of Neuberger & Berman Income Funds. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802, EDGAR Accession No. 0000898432-96-000117.

                             (c) Schedule A - Current Series of Neuberger & Berman Income Funds. Incorporated by Reference to Registrant's Registration Statement, Post-Effective Amendment No. 24, File Nos. 2-85229 and 811-3802, EDGAR
                                     Accession No. 0000898432-97-000040.

             (2)             By-Laws  of  Neuberger  &  Berman   Income   Funds.
                             Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802, EDGAR Accession No. 0000898432-96-000117.

             (3)             Voting Trust Agreement. None.

             (4)             Plan  of  Reorganization  and  Termination.   Filed
                             Herewith.

             (5)             (a)     Trust  Instrument  of  Neuberger  &  Berman
                                     Income  Funds,  Articles  IV,  V,  and  VI.
                                     Incorporated by Reference to Post-Effective
                                     Amendment    No.    21   to    Registrant's
                                     Registration  Statement,  File Nos. 2-85229
                                     and   811-3802,    EDGAR    Accession   No.
                                     0000898432-96-00017.

                             (b) By-Laws of Neuberger & Berman Income Funds, Articles V, VI, and VIII. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802, EDGAR
                                     Accession No. 0000898432-96-00017.

             (6)             (a)     (i)    Management  Agreement Between Income
                                            Managers   Trust  and   Neuberger  &
                                            Berman   Management    Incorporated.
                                            Incorporated    by    Reference   to
                                            Post-Effective  Amendment  No. 21 to
                                            Registrant's Registration Statement,
                                            File  Nos.   2-85229  and  811-3802,
                                            EDGAR          Accession         No.
                                            0000898432-96-00017.

                                     (ii)   Form of Schedule A -  Portfolios  of
                                            Income   Managers  Trust   Currently
                                            Subject to the Management Agreement.
                                            Incorporated    by    Reference   to
                                            Registrant's Registration Statement,
                                            Post-Effective   Amendment  No.  24,
                                            File  Nos.   2-85229  and  811-3802,
                                            EDGAR          Accession         No.
                                            0000898432-97-000040.

                                     (iii)  Form of  Schedule  B -  Schedule  of
                                            Compensation  under  the  Management
                                            Agreement. Incorporated by Reference
                                            to     Registrant's     Registration
                                            Statement,  Post-Effective Amendment
                                            No.  24,   File  Nos.   2-85229  and
                                            811-3802,    EDGAR   Accession   No.
                                            0000898432-97-000040.

                             (b)     (i)    Sub-Advisory    Agreement    Between
                                            Neuberger   &   Berman    Management
                                            Incorporated and Neuberger & Berman,
                                            L.P. with respect to Income Managers
                                            Trust.  Incorporated by Reference to
                                            Post-Effective  Amendment  No. 21 to
                                            Registrant's Registration Statement,
                                            File  Nos.   2-85229  and  811-3802,
                                            EDGAR          Accession         No.
                                            0000898432-96-00017.

                                     (ii)   Form of Schedule A -  Portfolios  of
                                            Income   Managers  Trust   Currently
                                            Subject    to    the    Sub-Advisory
                                            Agreement. Incorporated by Reference
                                            to     Registrant's     Registration
                                            Statement,  Post-Effective Amendment
                                            No.  24,   File  Nos.   2-85229  and
                                            811-3802,    EDGAR   Accession   No.
                                            0000898432-97-000040.

                                     (iii)  Substitution     Agreement     Among
                                            Neuberger   &   Berman    Management
                                            Incorporated, Income Managers Trust,
                                            Neuberger   &  Berman,   L.P.,   and
                                            Neuberger     &     Berman,     LLC.
                                            Incorporated    by    Reference   to
                                            Post-Effective  Amendment  No. 23 to
                                            Registrant's Registration Statement,
                                            File  Nos.   2-85229  and  811-3802;
                                            EDGAR          Accession         No.
                                            0000898432-96-000117.

             (7)             (a)     Distribution  Agreement between Neuberger &
                                     Berman  Income Funds and Neuberger & Berman
                                     Management  Incorporated.  Incorporated  by
                                     Reference to  Post-Effective  Amendment No.
                                     21 to Registrant's  Registration Statement,
                                     File  Nos.  2-85229  and  811-3802,   EDGAR
                                     Accession No. 0000898432-96-00017.

                             (b) Form of Schedule A - Series of Neuberger & Berman Income Funds Currently Subject to the Distribution Agreement. Incorporated by Reference to Registrant's Registration Statement, Post-Effective Amendment No. 24, File Nos. 2-85229 and 811-3802, EDGAR
                                     Accession No. 0000898432-97-000040.

             (8)             Bonus, Profit Sharing or Pension Plans.  None.

             (9)             (a)     Custodian   Contract  Between  Neuberger  &
                                     Berman  Income  Funds and State Street Bank
                                     and   Trust   Company.    Incorporated   by
                                     Reference to  Post-Effective  Amendment No.
                                     21 to Registrant's  Registration Statement,
                                     File  Nos.  2-85229  and  811-3802,   EDGAR
                                     Accession No. 0000898432-96-00017.

                             (b) Form of Agreement between Neuberger & Berman Income Funds and State Street Bank and Trust Company Adding Neuberger & Berman High Yield Bond Fund as a Series Governed by the Custodian Contract. Incorporated by Reference to Registrant's Registration Statement, Post-Effective Amendment No. 24, File Nos. 2-85229 and 811-3802, EDGAR
                                     Accession No. 0000898432-97-000040.

                             (c) Schedule A - Approved Foreign Banking Institutions and Securities Depositories Under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802, EDGAR Accession No. 0000898432-96-00017.

                             (d) Schedule of Compensation under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802; EDGAR
                                     Accession No. 0000898432-96-000117.

             (10)            (a)      Plan Pursuant to Rule 12b-1.  None.

                             (b)      Plan Pursuant to Rule 18f-3.  None.

             (11) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters. Filed Herewith.

             (12) Opinion and Consent of Kirkpatrick & Lockhart LLP Regarding Certain Tax Matters. To be filed by Amendment.

             (13)            (a)     (i)    Transfer  Agency  Agreement  Between
                                            Neuberger & Berman  Income Funds and
                                            State Street Bank and Trust Company.
                                            Incorporated    by    Reference   to
                                            Post-Effective  Amendment  No. 21 to
                                            Registrant's Registration Statement,
                                            File  Nos.   2-85229  and  811-3802,
                                            EDGAR          Accession         No.
                                            0000898432-96-00017.

                                     (ii)   Form of Agreement  between Neuberger
                                            &  Berman  Income  Funds  and  State
                                            Street Bank and Trust Company Adding
                                            Neuberger  & Berman  High Yield Bond
                                            Fund  as a  Series  Governed  by the
                                            Transfer      Agency      Agreement.
                                            Incorporated    by    Reference   to
                                            Registrant's Registration Statement,
                                            Post-Effective   Amendment  No.  24,
                                            File  Nos.   2-85229  and  811-3802,
                                            EDGAR          Accession         No.
                                            0000898432-97-000040.

                                     (iii)  First  Amendment to Transfer  Agency
                                            and   Service    Agreement   between
                                            Neuberger & Berman  Income Funds and
                                            State Street Bank and Trust Company.
                                            Incorporated    by    Reference   to
                                            Post-Effective  Amendment  No. 21 to
                                            Registrant's Registration Statement,
                                            File  Nos.   2-85229  and  811-3802,
                                            EDGAR          Accession         No.
                                            0000898432-96-00017.

                                     (iv)   Schedule of  Compensation  under the
                                            Transfer      Agency      Agreement.
                                            Incorporated  by  Reference  to Post
                                            Effective   Amendment   No.   23  to
                                            Registrant's Registration Statement,
                                            File  Nos.   2-85229  and  811-3802,
                                            EDGAR          Accession         No.
                                            0000898432-96-000117.

                             (b)     (i)    Administration   Agreement   Between
                                            Neuberger & Berman  Income Funds and
                                            Neuberger   &   Berman    Management
                                            Incorporated.     Incorporated    by
                                            Reference     to      Post-Effective
                                            Amendment  No.  21  to  Registrant's
                                            Registration  Statement,  File  Nos.
                                            2-85229    and    811-3802,    EDGAR
                                            Accession No. 0000898432-96-00017.

                                     (ii)   Form  of  Schedule  A  -  Series  of
                                            Neuberger  &  Berman   Income  Funds
                                            Currently     Subject     to     the
                                            Administration            Agreement.
                                            Incorporated    by    Reference   to
                                            Registrant's Registration Statement,
                                            Post-Effective   Amendment  No.  24,
                                            File  Nos.   2-85229  and  811-3802,
                                            EDGAR          Accession         No.
                                            0000898432-97-000040.

                                     (iii)  Schedule    B    -    Schedule    of
                                            Compensation        Under        the
                                            Administration            Agreement.
                                            Incorporated    by    Reference   to
                                            Post-Effective  Amendment  No. 21 to
                                            Registrant's Registration Statement,
                                            File  Nos.   2-85229  and  811-3802,
                                            EDGAR          Accession         No.
                                            0000898432-96-00017.

             (14)            Other Opinions,  Appraisals,  Rulings and Consents.
                             Consent   of  Ernst  &  Young,   LLP,   Independent
                             Auditors. Filed Herewith.

             (15)            Financial Statements Omitted from Part B. None.

             (16) Powers of Attorney Pursuant to Which the Name of Any Person Has Been Signed to the Registration Statement. Filed Herewith.

             (17)            Additional Exhibits. None.

             (27)            Financial Data Schedules. Filed Herewith.


Item 17.       Undertakings
--------       ------------

               (1) Registrant hereby agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1993, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

               (2) Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

               (3) Registrant hereby undertakes to file a post-effective amendment to this registration statement on Form N-14, containing an opinion of counsel supporting the tax consequences of the Reorganization described herein within a reasonable time after receipt of such opinion and, in any event, prior to the consummation of the Reorganization.

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933, NEUBERGER & BERMAN INCOME FUNDS has duly caused the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 17th day of December, 1997.

                              NEUBERGER & BERMAN INCOME FUNDS


                              By: /s/ Theodore P. Giuliano
                                  ------------------------
                                  Theodore P. Giuliano
                                  President

     Pursuant  to  the   requirements   of  the  Securities  Act  of  1933,  the
Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                     TITLE                               DATE
---------                     -----                               ----


/s/ John Cannon               Trustee                       December 17, 1997
------------------------
John Cannon


/s/ Stanley Egener            Chairman of the Board,        December 17, 1997
------------------------        Chief Executive Officer
Stanley Egener                  and Trustee


/s/ Theodore P. Giuliano      President and Trustee         December 17, 1997
------------------------
Theodore P. Giuliano


/s/ Barry Hirsch              Trustee                       December 17, 1997
------------------------
Barry Hirsch


/s/ Robert A. Kavesh          Trustee                       December 17, 1997
------------------------
Robert A. Kavesh

SIGNATURE                     TITLE                               DATE
---------                     -----                               ----


/s/ William E. Rulon          Trustee                       December 17, 1997
------------------------
William E. Rulon


/s/ Candace L. Straight       Trustee                       December 17, 1997
------------------------
Candace L. Straight


/s/ Richard Russell           Treasurer and                 December 17, 1997
------------------------        Principal Accounting
Richard Russell                 Officer


/s/ Michael J. Weiner         Vice President and            December 17, 1997
------------------------        Principal Financial
Michael J. Weiner               Officer

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, INCOME MANAGERS TRUST has duly caused the Registration Statement of Neuberger & Berman Income Funds on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 22nd day of December, 1997.

                              INCOME MANAGERS TRUST


                          By: /s/ Theodore P. Giuliano*
                              ---------------------------
                              Theodore P. Giuliano
                              President

     Pursuant  to  the   requirements   of  the  Securities  Act  of  1933,  the
Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                     TITLE                               DATE
---------                     -----                               ----


/s/ John Cannon*              Trustee                       December 22, 1997
------------------------
John Cannon


/s/ Stanley Egener*           Chairman of the Board,        December 22, 1997
------------------------        Chief Executive Officer
Stanley Egener                  and Trustee


/s/ Theodore P. Giuliano*     President and Trustee         December 22, 1997
------------------------
Theodore P. Giuliano


/s/ Barry Hirsch*             Trustee                       December 22, 1997
------------------------
Barry Hirsch


/s/ Robert A. Kavesh*         Trustee                       December 22, 1997
------------------------
Robert A. Kavesh

SIGNATURE                     TITLE                               DATE
---------                     -----                               ----


/s/ William E. Rulon*         Trustee                       December 22, 1997
------------------------
William E. Rulon


/s/ Candace L. Straight*      Trustee                       December 22, 1997
------------------------
Candace L. Straight


/s/ Richard Russell*          Treasurer and                 December 22, 1997
------------------------        Parincipal Accounting
Richard Russell                 Officer


/s/ Michael J. Weiner*        Vice President and            December 22, 1997
------------------------        Principal Financial
Michael J. Weiner               Officer


* (signed pursuant to a Power of Attorney dated September 24, 1997 by /s/ Arthur C. Delibert )
-----------------------
Arthur C. Delibert

                         NEUBERGER & BERMAN INCOME FUNDS


                                INDEX TO EXHIBITS

                                                                                   Sequentially
 Exhibit                                                                             Numbered
 Number                             Description                                        Page
 ------          -----------------------------------------------------------------------------

 (1)             (a)     Certificate of Trust.  Incorporated by Reference to           N.A.
                         Post-Effective Amendment No. 21 to Registrant's
                         Registration Statement, File Nos. 2-85229 and
                         811-3802, EDGAR Accession No. 0000898432-96-00017.

                 (b)     Trust Instrument of Neuberger & Berman Income                 N.A.
                         Funds.  Incorporated by Reference to Post-Effective
                         Amendment No. 21 to Registrant's Registration
                         Statement, File Nos. 2-85229 and 811-3802, EDGAR
                         Accession No. 0000898432-96-00017.

                 (c)     Schedule A - Current Series of Neuberger & Berman             N.A.
                         Income Funds. Incorporated by Reference to
                         Registrant's Registration Statement, Post-Effective
                         Amendment No. 24, File Nos. 2-85229 and 811-3802,
                         EDGAR Accession No. 0000898432-97-000040.

 (2)             By-Laws of Neuberger & Berman Income Funds.  Incorporated             N.A.
                 by Reference to Post-Effective Amendment No. 21 to
                 Registrant's Registration Statement, File Nos. 2-85229 and
                 811-3802, EDGAR Accession No. 0000898432-96-00017.

 (3)             Voting Trust Agreement.  None.                                        N.A.

 (4)             Plan of Reorganization and Termination.  Filed Herewith.              ____

 (5)             (a)     Trust Instrument of Neuberger & Berman Income                 N.A.
                         Funds, Articles IV, V, and VI.  Incorporated by
                         Reference to Post-Effective Amendment No. 21 to
                         Registrant's Registration Statement, File Nos.
                         2-85229 and 811-3802, EDGAR Accession No.
                         0000898432-96-00017.

                 (b)     By-Laws of Neuberger & Berman Income Funds,                   N.A.
                         Articles V, VI, and VIII. Incorporated by
                         Reference to Post-Effective Amendment No. 21 to
                         Registrant's Registration Statement, File Nos.
                         2-85229 and 811-3802, EDGAR Accession No.
                         0000898432-96-00017.





                                                                                   Sequentially
 Exhibit                                                                             Numbered
 Number                             Description                                        Page
 ------          -----------------------------------------------------------------------------

 (6)             (a)     (i)    Management Agreement Between Income Managers           N.A.
                                Trust and Neuberger & Berman Management
                                Incorporated.  Incorporated by Reference to
                                Post-Effective Amendment No. 21 to
                                Registrant's Registration Statement, File
                                Nos. 2-85229 and 811-3802, EDGAR Accession
                                No. 0000898432-96-00017.

                         (ii)   Form of Schedule A - Portfolios of Income              N.A.
                                Managers Trust Currently Subject to the
                                Management Agreement. Incorporated by
                                Reference to Registrant's Registration
                                Statement, Post-Effective Amendment No. 24,
                                File Nos. 2-85229 and 811-3802, EDGAR
                                Accession No. 0000898432-97-000040.

                         (iii)  Form of Schedule B - Schedule of                       N.A.
                                Compensation Under the Management Agreement.
                                Incorporated by Reference to Registrant's
                                Registration Statement, Post-Effective
                                Amendment No. 24, File Nos. 2-85229 and
                                811-3802, EDGAR Accession No.
                                0000898432-97-000040.

                 (b)     (i)    Sub-Advisory Agreement Between Neuberger &             N.A.
                                Berman Management Incorporated and Neuberger
                                & Berman, L.P. with Respect to Income
                                Managers Trust.  Incorporated by Reference
                                to Post-Effective Amendment No. 21 to
                                Registrant's Registration Statement, File
                                Nos. 2-85229 and 811-3802, EDGAR Accession
                                No. 0000898432-96-00017.

                         (ii)   Form of Schedule A - Portfolios of Income              N.A.
                                Managers Trust Currently Subject to the
                                Sub-Advisory Agreement. Incorporated by
                                Reference to Registrant's Registration
                                Statement, Post-Effective Amendment No. 24,
                                File Nos. 2-85229 and 811-3802, EDGAR
                                Accession No. 0000898432-97-000040.


                                                                                   Sequentially
 Exhibit                                                                             Numbered
 Number                             Description                                        Page
 ------          -----------------------------------------------------------------------------

                         (iii)  Substitution Agreement Among Neuberger &               N.A.
                                Berman Management Incorporated, Income
                                Managers Trust, Neuberger & Berman, L.P.,
                                and Neuberger & Berman, LLC.  Incorporated
                                by Reference to Post-Effective Amendment No.
                                23 to Registrant's Registration Statement,
                                File Nos. 2-85229 and 811-3802, EDGAR
                                Accession No. 0000898432-96-000117.

 (7)             (a)     Distribution Agreement Between Neuberger & Berman             N.A.
                         Income Funds and Neuberger & Berman Management
                         Incorporated.  Incorporated by Reference to
                         Post-Effective Amendment No. 21 to Registrant's
                         Registration Statement, File Nos. 2-85229 and
                         811-3802, EDGAR Accession No. 0000898432-96-00017.

                 (b)     Form of Schedule A - Series of Neuberger & Berman             N.A.
                         Income Funds Currently Subject to the Distribution
                         Agreement. Incorporated by Reference to
                         Registrant's Registration Statement, Post-Effective
                         Amendment No. 24, File Nos. 2-85229 and 811-3802,
                         EDGAR Accession No. 0000898432-97-000040.

 (8)             Bonus, Profit Sharing or Pension Plans.  None.                        N.A.

 (9)             (a)     Custodian Contract Between Neuberger & Berman                 N.A.
                         Income Funds and State Street Bank and Trust
                         Company. Incorporated by Reference to
                         Post-Effective Amendment No. 21 to Registrant's
                         Registration Statement, File Nos. 2-85229 and
                         811-3802, EDGAR Accession No. 0000898432-96-00017.

                 (b)     Form of Agreement between Neuberger & Berman Income           N.A.
                         Funds and State Street Bank and Trust Company
                         Adding Neuberger & Berman High Yield Bond Fund as a
                         Series Governed by the Custodian Contract.
                         Incorporated by Reference to Registrant's
                         Registration Statement, Post-Effective Amendment
                         No. 24, File Nos. 2-85229 and 811-3802, EDGAR
                         Accession No. 0000898432-97-000040.

                 (c)     Schedule A - Approved Foreign Banking Institutions            N.A.
                         and Securities Depositories Under the Custodian
                         Contract.  Incorporated by Reference to
                         Post-Effective Amendment No. 21 to Registrant's
                         Registration Statement, File Nos. 2-85229 and
                         811-3802, EDGAR Accession No. 0000898432-96-00017.



                                                                                   Sequentially
 Exhibit                                                                             Numbered
 Number                             Description                                        Page
 ------          -----------------------------------------------------------------------------

                 (d)     Schedule of Compensation under the Custodian                  N.A.
                         Contract. Incorporated by Reference to
                         Post-Effective Amendment No. 23 to Registrant's
                         Registration Statement, File Nos. 2-85229 and
                         811-3802, EDGAR Accession No. 0000898432-96-000117.

 (10)            (a)        Plan Pursuant to Rule 12b-1.  None.                        N.A.

                 (b)        Plan Pursuant to Rule 18f-3. None.

 (11)            Opinion and Consent of Kirkpatrick & Lockhart LLP on                  ____
                 Securities Matters.  Filed Herewith.

 (12)            Opinion and Consent of Kirkpatrick & Lockhart LLP Regarding           N.A.
                 Certain Tax Matters.  To be filed by Amendment.

 (13)            (a)     (i)    Transfer Agency Agreement Between Neuberger            N.A.
                                & Berman Income Funds and State Street Bank
                                and Trust Company.  Incorporated by
                                Reference to Post-Effective Amendment No. 21
                                to Registrant's Registration Statement, File
                                Nos. 2-85229 and 811-3802, EDGAR Accession
                                No. 0000898432-96-00017.

                         (ii)   Form of Agreement between Neuberger & Berman           N.A.
                                Income Funds and State Street Bank and Trust
                                Company adding Neuberger & Berman High Yield
                                Bond Fund as a Series Governed by the
                                Transfer Agency Agreement. Incorporated by
                                Reference to Registrant's Registration
                                Statement, Post-Effective Amendment No. 24,
                                File Nos. 2-85229 and 811-3802, EDGAR
                                Accession No. 0000898432-97-000040.

                         (iii)  First Amendment to Transfer Agency and                 N.A.
                                Service Agreement between Neuberger & Berman
                                Income Funds and State Street Bank and Trust
                                Company.  Incorporated by Reference to
                                Post-Effective Amendment No. 21 to
                                Registrant's Registration Statement, File
                                Nos. 2-85229 and 811-3802, EDGAR Accession
                                No. 0000898432-96-00017.

                         (iv)   Schedule of Compensation under the Transfer            N.A.
                                Agency Agreement. Incorporated by Reference
                                to Post-Effective Amendment No. 23 to
                                Registrant's Registration Statement, File
                                Nos. 2-85229 and 811-3802, EDGAR Accession
                                No. 0000898432-96-000117.



                                                                                   Sequentially
 Exhibit                                                                             Numbered
 Number                             Description                                        Page
 ------          -----------------------------------------------------------------------------

                 (b)     (i)    Administration Agreement Between Neuberger &           N.A.
                                Berman Income Funds and Neuberger & Berman
                                Management Incorporated.  Incorporated by
                                Reference to Post-Effective Amendment No. 21
                                to Registrant's Registration Statement, File
                                Nos. 2-85229 and 811-3802, EDGAR Accession
                                No. 0000898432-96-00017.

                         (ii)   Form of Schedule A - Series of Neuberger &             N.A.
                                Berman Income Funds Currently Subject to the
                                Administration Agreement. Incorporated by
                                Reference to Registrant's Registration
                                Statement, Post-Effective Amendment No. 24,
                                File Nos. 2-85229 and 811-3802, EDGAR
                                Accession No. 0000898432-97-000040.

                         (iii)  Schedule B - Schedule of Compensation Under            N.A.
                                the Administration Agreement.  Incorporated
                                by Reference to Post-Effective Amendment No.
                                21 to Registrant's Registration Statement,
                                File Nos. 2-85229 and 811-3802, EDGAR
                                Accession No. 0000898432-96-00017.

 (14)            Other Opinions, Appraisals, Rulings And Consents.  Consent            ____
                 of Ernst & Young, LLP, Independent Auditors.  Filed
                 Herewith.

 (15)            Financial Statements Omitted from Part B.  None.                      ____

 (16)            Powers of Attorney Pursuant to Which the Name of Any Person
                 Has Been Signed to the Registration Statement.  Filed Herewith.

 (17)            Additional Exhibits.  None.                                           N.A.

 (27)            Financial Data Schedules.  Filed Herewith.                            ____

